UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04443

Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2005

Item 1. Reports to Stockholders

Semiannual Report September 30, 2005

EATON VANCE
NATIONAL
LIMITED
MATURITY
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it's underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2005

LETTER TO SHAREHOLDERS

Cynthia J. Clemson

Like all fixed-income markets, the municipal bond market responds to many factors, from changes in interest rates and economic trends to fluctuations in municipal bond issuance. Another key variable is the policy of the Federal Reserve, the nation’s central bank, known popularly as “The Fed.” The Fed’s policies are important to the nation’s economy and markets.

Robert B. MacIntosh

Founded in the wake of crisis, the Federal Reserve plays a vital role...

The Federal Reserve System was established by the Federal Reserve Act of 1913 in the wake of a series of financial crises, the most recent of which – the Panic of 1907 – had caused bank failures, a rash of bankruptcies, a dramatic loss of confidence and a severe economic downturn. Congress was determined to create a central bank that provided a vigilant monetary policy, price stability, a more elastic currency and more careful supervision over the nation’s banks.

The Open Market Committee: influencing the money supply and credit conditions...

The Fed has a number of tools at its disposal to adjust monetary policy. Of these, the most commonly used tools are open market operations. The Federal Open Market Committee (FOMC) meets regularly to review inflation, credit conditions and the overall health of the economy. The Fed uses its own research, as well as that of other key economic agencies, to review its various policy options. Treasury, corporate and municipal bond investors alike eagerly await the transcripts of FOMC meetings for a hint of future interest rate trends.

If it deems a change necessary in short-term rates, the Fed will announce an adjustment to its target for the Federal Funds rate – its primary market instrument.  To effect that change, the FOMC issues a directive to the trading desk of the Federal Reserve Bank of New York, whose responsibility it is to implement the policy.

Open market operations:

The Fed intervenes...

If the Fed sees weakness in the economy and little threat of inflation, it may make outright purchases of Treasury securities – either from the “street” or privately from foreign central banks – thus adding reserves to the banking system. This action tends to lower interest rates, increase loans and stimulate economic activity. In so doing, the Fed is said to be easing monetary policy.

On the other hand, if the Fed sees the economy overheating and inflation looming, it may sell Treasury securities, thus draining reserves from the system. This action tends to raise rates, discourage consumer and business borrowing and dampen economic activity. In this case, the Fed is said to be tightening monetary policy.

While changes in Fed policy primarily affect short-term rates, long-term rates are determined by inflationary expectations. However, the Fed’s actions can have a significant effect on market psychology and, over time, impact market rates across the borrowing spectrum – for homebuyers seeking mortgages, businesses seeking bank loans and municipal bond issuers.

Fed-watching: A continuing pre-occupation of the market...

Interpreting the Federal Reserve’s actions has long been of keen interest to bond market investors. Until the mid-1990s, analysts needed to keep daily tabs on bank reserves and the Fed’s daily open market activity to determine a change in monetary policy. Starting in February 1994, however, the Fed began to indicate specifically its target Federal Funds rate. That marked a significant change, as analysts were now free to focus less on current policy and more on future potential changes in policy.

Throughout its history, the Federal Reserve has contributed to a more stable and safer monetary system. As that history unfolds, investors will surely continue to monitor its activities closely.

Sincerely,

/s/ Cynthia J. Clemson	/s/ Robert B. MacIntosh
Cynthia J. Clemson	Robert B. MacIntosh
Co-Director	Co-Director
Municipal Investments	Municipal Investments

November 9, 2005

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution.  Shares are subject to investment risks, including possible loss of principal invested.

2

MARKET RECAP

The U.S. economy continued to generate moderate growth during the year ended September 30, 2005, although surging energy prices and high interest rates were a continuing concern for investors.  Late in the period, the economy was faced with new challenges resulting from Hurricane Katrina and its potential impact on energy and commodity supplies.

The economy has remained on solid footing in 2005...

The nation’s Gross Domestic Product grew at a rate of 3.8% in the third quarter of 2005, according to preliminary Commerce Department figures, following gains of 3.3% in the second quarter and 3.8% in the first quarter. Manufacturing reported a mixed picture, with overall factor activity accelerating somewhat, while areas such as durable goods, metals and textiles remained weak. Consumer spending declined, as soaring energy costs took their toll. While the housing sector showed signs of strain in selected markets due to rising interest rates, the overall housing market remained strong.

With consumers tightening their belts, the burden shifted to businesses. However, the outlook for capital spending was clouded, as businesses remained wary of investing in new equipment, facilities and software in a period of rising energy costs and higher interest rates.

Gulf Coast state economies were dealt a severe blow by Hurricane Katrina...

In the waning days of the fiscal year, Hurricane Katrina struck states along the Gulf Coast. The storm inflicted a catastrophic blow to Louisiana and also damaged parts of Mississippi, Alabama and Florida. While the economies of the affected states will no doubt suffer in the short run, the national economy is also likely to feel some impact from damage to key ports and oil refineries. The pace of the region’s recovery is unclear at this writing, and will likely remain a concern, especially as heating fuel demand rises in coming months.

The Federal Reserve continued its policy of tightening credit during the fiscal year...

Inflation accelerated somewhat during the period, an increase apparent not only in core energy costs, but also in finished products, a sign that producers are passing their higher energy costs along to consumers. The Federal Reserve hiked short-term interest rates, suggesting it will continue to raise rates in an effort to keep the economy from growing too quickly and keep inflation under control. Beginning in June 2004, the Fed increased its Federal Funds rate – a key short-term interest rate barometer – on 12 consecutive occasions, raising that benchmark from 1.00% to 4.00%, including its most recent rate hike in November 2005.

Against this backdrop, the municipal bond market generated solid gains for the period. For the six months ended September 30, 2005, the Lehman Brothers 7-Year Municipal Bond Index – an unmanaged index of investment-grade, municipal debt securities with an average maturity of 7 years – had a total return of 2.22%.*

*      It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

3

INVESTMENT UPDATE

The Fund

•      The Fund’s Class A shares had a total return of 2.63% for the six months ended September 30, 2005.(1) This return was the result of an increase in net asset value (NAV) to $10.27 per share on September 30, 2005, from $10.21 on March 31, 2005, and the reinvestment of $0.208 in dividends.(2)

•      The Fund’s Class B shares had a total return of 2.24%  for the six months ended September 30, 2005.(1) This return was the result of an increase in NAV to $10.28 per share on September 30, 2005 from $10.22 on March 31, 2005, and the reinvestment of $0.169 in dividends.(2)

•      The Fund’s Class C shares had a total return of 2.17% for the six months ended September 30, 2005.(1) This return was the result of an increase in NAV to $9.63 per share on September 30, 2005 from $9.58 on March 31, 2005, and the reinvestment of $0.158 in dividends.(2)

•      For comparison, the Lehman Brothers 7-Year Municipal Bond Index – an unmanaged index of investment-grade, municipal debt securities with an average maturity of 7 years – had a total return of 2.22% for the six months ended September 30, 2005.(3)

•      Based on the Fund’s most recent dividends annualized and NAVs on September 30, 2005 of $10.27 per share for Class A, $10.28 for Class B, and $9.63 for Class C,  the Fund’s distribution rates were 3.98%, 3.23% and 3.23%, respectively.(4) The distribution rates are equivalent to taxable rates of 6.12%, 4.97% and 4.97%, respectively.(5)

•      The SEC 30-day yields for Class A, Class B, and Class C shares at September 30, 2005 were 3.49%, 2.82%, and 2.82%, respectively.(6) The SEC 30-day yields are equivalent to taxable yields of 5.37%, 4.34% and 4.34%, respectively.(5)

Fund Statistics**

• Number of Issues:	174
• Average Maturity:	5.43 years
• Effective Maturity:	12.70 years
• Average Rating:	AA-
• Average Call:	8.5 years
• Average Dollar Price:	$105.94

**   Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Management Discussion

William H. Ahern

Portfolio Manager

•      The U.S. economy has continued to generate solid growth thus far in 2005. Unemployment has declined slightly over the past six months to 5.1% as of September 2005 from 5.2% in March 2005. Growth, as measured by Gross Domestic Product (GDP) was 3.3% in the second quarter of 2005, with preliminary third-quarter estimates of 3.8%. Inflation remained moderate, but high energy prices could cause a potential increase in inflation or interest rates, which could provide headwinds to the economy’s ability to grow in coming months.

•      Management’s focus on call protection continued to benefit the Fund’s performance during the period.  We also improved the average credit quality in the Fund to help protect against a potential slowing in economic growth.

•      Health care bonds remained major investments in the Fund. We continued to focus on institutions that we felt had sound financial structures and management teams, as well as in-demand specialties. While hospital bonds typically offer attractive yields, they also tend to come with lower credit ratings.

•      Insured* transportation bonds constituted the Fund’s largest sector weighting at September 30, 2005.  Investments included issues for major airport authorities, as well as highway and turnpike authorities and a state transportation trust fund. With income drawn from toll collections and airport gate fees, transportation bonds have enjoyed historically stable revenues.

•      The Fund maintained a significant investment in the electric utilities sector. As essential services bonds, utilities tend to have a more stable revenue base that may be less sensitive to fluctuations in the economy.

•      The Fund invested in special tax revenue issues, which help finance a wide range of infrastructure and capital improvement projects across the nation. The bonds provide communities a financing alternative and are backed by specially directed tax revenues, such as cigarette, sales or use taxes.

*      Private insurance does not decrease the risk of principal fluctuations associated with this investment.

(1)  These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)  A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax. Income may be subject to state and local taxes.

(3)  It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)  Taxable-equivalent rates assume a maximum 35.00% federal income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

4

FUND PERFORMANCE

Performance (1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	3.11%	2.43%	2.30%
Five Years	5.50	4.71	4.69
Ten Years	N.A.	4.08	3.96
Life of Fund†	5.10	4.47	3.71

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.78%	-0.54%	1.31%
Five Years	5.01	4.71	4.69
Ten Years	N.A.	4.08	3.96
Life of Fund†	4.84	4.47	3.71

†          Inception Dates – Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93

(1)  Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(2)

By total investments

(2)   Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

5

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 – September 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance National Limited Maturity Municipals Fund

	Beginning Account Value (4/1/05)	Ending Account Value (9/30/05)	Expenses Paid During Period* (4/1/05 - 9/30/05)

Actual
Class A	$1,000.00	$1,026.30	$3.91
Class B	$1,000.00	$1,022.40	$7.71
Class C	$1,000.00	$1,021.70	$7.70

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.90
Class B	$1,000.00	$1,017.40	$7.69
Class C	$1,000.00	$1,017.40	$7.69

*      Expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares, 1.52% for Class B shares and 1.52% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

6

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 98.3%
Principal Amount (000's omitted)	Security	Value
Cogeneration - 1.4%
$1,595	Carbon County, PA, IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,726,205
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	1,022,528
350	Pennsylvania EDA, (Resource Recovery- Northampton), (AMT), 6.75%, 1/1/07	353,713
675	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	679,475
		$3,781,921
Education - 3.5%
$2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45%, 3/1/34	$2,027,780
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	424,813
2,815	Missouri Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,199,979
850	New Hampshire HEFA, (Colby-Sawyer College), 7.20%, 6/1/12	880,192
1,235	New Jersey Educational Facilities Authority, (Steven's Institute of Technology), 5.00%, 7/1/12	1,317,535
1,700	University of Illinois, 0.00%, 4/1/15	1,129,191
1,000	University of Illinois, 0.00%, 4/1/16	631,810
		$9,611,300
Electric Utilities - 10.0%
$1,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$1,105,550
1,500	California Department of Water Resource Power Supply, 5.125%, 5/1/18	1,594,800
3,000	Energy Northwest Washington Electric, (Columbia Generating), 5.50%, 7/1/15	3,379,620
1,000	Illinois Development Finance Authority PCR, (AMT), 5.00%, 6/1/28	1,013,880
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,663,075
3,050	New York Energy Research and Development Authority Facility, (AMT), 4.70%, 6/1/36	3,051,525
4,100	North Carolina Eastern Municipal Power Agency, 5.375%, 1/1/13	4,418,160
4,000	North Carolina Municipal Power Agency, (Catawba), 5.50%, 1/1/13	4,396,680

Principal Amount (000's omitted)	Security	Value
Electric Utilities (continued)
$1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	$1,103,920
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,345,625
1,000	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	1,005,300
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,668,775
		$27,746,910
Escrowed / Prerefunded - 6.1%
$1,000	Arkansas State Student Loan Authority, (AMT), Prerefunded to 6/1/06, 6.25%, 6/1/10	$1,019,930
290	Florence, KY, Housing Facilities, (Bluegrass Housing), Escrowed to Maturity, 7.25%, 5/1/07	291,334
360	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.00%, 10/1/08	374,465
500	Kershaw County, SC, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	534,850
3,500	Maricopa County, AZ, IDA, Multifamily, Escrowed to Maturity, 6.45%, 1/1/17(1)	3,707,165
575	Maricopa County, AZ, IDA, Multifamily, Escrowed to Maturity, 7.875%, 1/1/11	641,039
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,267,360
395	Michigan Hospital Finance Authority, (Presbyterian Villages), Escrowed to Maturity, 6.20%, 1/1/06	398,231
2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), Prerefunded to 6/15/13, 5.50%, 6/15/14	2,250,680
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195,514
1,000	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	1,105,160
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/10, 6.375%, 11/15/20	2,292,900
		$17,078,628
General Obligations - 3.4%
$1,000	Keller, TX, Independent School District, 0.00%, 8/15/11	$804,830
1,650	McAllen, TX, Independent School District, (PSF), 4.50%, 2/15/18	1,662,309
5,000	New York City, NY, 5.00%, 12/1/20	5,256,800
1,500	New York City, NY, 5.625%, 12/1/13	1,642,050
		$9,365,989

See notes to financial statements

7

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous - 0.8%
$1,705	Illinois HFA, (Lutheran Social Services), 6.125%, 8/15/10	$1,705,529
145	Pittsfield Township, MI, EDC, (Arbor Hospice), 7.875%, 8/15/27	142,023
515	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36	538,554
		$2,386,106
Hospital - 8.8%
$550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	$591,701
165	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 6.125%, 9/1/25	168,481
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,789,700
1,100	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/16(2)	1,170,521
100	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.00%, 10/1/05	100,005
100	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.10%, 10/1/06	101,955
225	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.20%, 10/1/07	233,469
370	Michigan Hospital Finance Authority, (Gratiot Community Hospital), 6.10%, 10/1/07	383,457
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.50%, 3/1/14	2,164,460
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,053,130
2,490	Michigan Hospital Finance Authority, Variable Rate, 8.995%, 11/1/12(3)(4)	3,033,940
200	New Hampshire HEFA, (Littleton Hospital Association), 5.45%, 5/1/08	202,992
1,800	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/15	1,944,648
2,055	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/16	2,210,769
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/18	2,129,580
1,130	Orange County, FL, Health Facilities Authority, (Nemours Foundation), 5.00%, 1/1/18	1,215,247
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,798,116
2,000	South Carolina Jobs-Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,197,420
1,000	Washington County, AR, (Washington Regional Medical Center), 5.00%, 2/1/16	1,038,870
		$24,528,461

Principal Amount (000's omitted)	Security	Value
Housing - 0.5%
$600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$622,434
675	Sandoval County, NM, Multifamily, 6.00%, 5/1/32	675,277
95	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06	81,225
		$1,378,936
Industrial Development Revenue - 5.1%
$220	Austin, TX, (Cargoport Development LLC), (AMT), 7.50%, 10/1/07	$225,185
425	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	460,249
1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp., (AMT), 9.00%, 5/1/29	1,436,355
1,320	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32(5)	1,209,186
1,000	Hapeville, GA, Development Authority, IDA, (Hapeville Hotel, Ltd.), Variable Rate, 2.70%, 11/1/15	1,000,000
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,691,500
1,435	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,475,941
1,440	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,228,176
1,000	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27(5)	961,250
1,500	Nez Perce County, ID, PCR, (Potlatch Corp.), 6.125%, 12/1/07	1,535,220
2,825	Toledo Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,893,704
		$14,116,766
Insured-Cogeneration - 0.6%
$1,600	Pennsylvania EDA, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,633,520
		$1,633,520
Insured-Education - 1.7%
$2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	$2,274,318
2,000	New York Dormitory Authority, (SUNY, NY), (XLCA), 5.25%, 7/1/32	2,202,220
500	Southern Illinois University, Housing and Auxiliary Facilities, (MBIA), 0.00%, 4/1/17	302,390
		$4,778,928

See notes to financial statements

8

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities - 1.6%
$750	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$808,995
2,000	Forsyth, MT, PCR, (Avista Corp.), (AMBAC), 5.00%, 10/1/32(6)	2,096,620
400	Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15	412,388
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,133,570
		$4,451,573
Insured-Escrowed / Prerefunded - 1.3%
$1,000	Laredo, TX, Certificates of Obligation, (MBIA), Prerefunded to 2/15/08, 4.50%, 2/15/17	$1,008,810
1,000	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	1,050,500
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,061,650
500	Metropolitan Transportation Authority, NY, Transit Facilities, (MBIA), Escrowed to Maturity, 5.00%, 7/1/17	525,250
		$3,646,210
Insured-General Obligations - 7.3%
$2,240	Clackamas County, OR, (School District No. 7J Lake Oswego), (FSA), 5.25%, 6/1/21	$2,525,802
1,595	Deschutes County, OR, School District No. 6, (Sisters), (FSA), 5.25%, 6/15/18	1,789,478
1,000	Egg Harbor Township, NJ, School District, (FSA), 5.50%, 7/15/19	1,150,290
1,000	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	1,149,870
1,000	Jackson County, OR, School District No. 9 Eagle Point, (MBIA), 5.50%, 6/15/19	1,149,610
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/21	1,189,840
3,155	Pima County, AZ, (FSA), 3.50%, 7/1/20	2,869,946
3,150	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14	3,237,381
1,400	Springfield, OH, City School District, Clark County, (FGIC), 5.00%, 12/1/17	1,504,510
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	640,970
500	Summit County, OH, (FGIC), 4.75%, 12/1/21	524,520
1,000	Washington County, OR, School District No. 15 Forest Grove, (FSA), 5.50%, 6/15/19	1,149,610

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,255	Yamhill County, OR, School District No. 29J, (FGIC), 5.50%, 6/15/19	$1,442,761
		$20,324,588
Insured-Hospital - 4.1%
$1,180	Akron, Bath and Copley, OH, Township, Hospital District, (Childrens Hospital Center), (FSA), 5.25%, 11/15/16	$1,285,268
2,000	El Paso County, TX, Hospital District, (MBIA), 0.00%, 8/15/06	1,951,420
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), 0.00%, 11/15/17	2,828,430
2,000	Montogmery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), 0.00%, 11/15/18(7)	1,878,120
2,960	New York Dormitory Authority, (Sloan-Kettering Institute), (MBIA), 5.75%, 7/1/20	3,473,027
		$11,416,265
Insured-Lease Revenue / Certificates of Participation - 0.9%
$1,380	Anaheim, CA, Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/19	$739,763
2,100	Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12	1,650,579
		$2,390,342
Insured-Miscellaneous - 0.4%
$1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14	$1,090,560
		$1,090,560
Insured-Solid Waste - 0.5%
$1,175	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/12	$1,295,684
		$1,295,684
Insured-Special Tax Revenue - 8.3%
$3,000	Arlington, TX, (Dallas Cowboys), (MBIA), 5.00%, 8/15/34	$3,251,790
5,750	Denver, CO, City and County, (FSA), 5.25%, 9/1/19	6,468,693
1,000	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	1,033,740
5,000	Massachusetts School Building Authority, Sales Tax, (FSA), 5.00%, 8/15/17	5,419,450
5,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	5,772,750

See notes to financial statements

9

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$1,000	Reno, NV, Capital Improvements, (FGIC), 5.625%, 6/1/14	$1,118,180
		$23,064,603
Insured-Transportation - 10.3%
$2,295	Chicago, IL, O'Hare International Airport, (MBIA), (AMT), 5.75%, 1/1/17	$2,498,544
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,065,260
1,640	Denver, CO, City and County Airport, (MBIA), 6.00%, 11/15/11	1,852,429
1,000	Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12	1,084,210
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (MBIA), (AMT), 5.625%, 3/1/13	2,177,840
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,649,250
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (AMT), 5.50%, 10/1/13	1,092,100
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 5.25%, 1/1/11	2,146,140
1,430	Minneapolis and St. Paul, MN, Metropolitan Airports Commission Airport, (FGIC), (AMT), 6.00%, 1/1/11	1,568,395
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), 5.50%, 12/15/20	5,752,200
2,000	New Jersey Transportation Trust Fund Authority, (FSA), 5.50%, 10/1/14	2,243,400
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	1,147,880
1,000	Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11	1,109,880
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (AMT), 5.50%, 12/1/15	2,175,520
		$28,563,048
Insured-Water and Sewer - 0.6%
$2,000	Honolulu, HI, Wastewater System, (FGIC), 0.00%, 7/1/11	$1,617,860
		$1,617,860
Lease Revenue / Certificates of Participation - 3.6%
$3,180	Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/19	$3,496,982
2,460	Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/21	2,708,509
3,385	New Jersey EDA, (School Facilities Construction), 5.50%, 9/1/19	3,843,227
		$10,048,718

Principal Amount (000's omitted)	Security	Value
Nursing Home - 0.6%
$810	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19	$846,345
250	Massachusetts IFA, (Age Institute of Massachusetts), 7.60%, 11/1/05	250,213
485	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	480,499
		$1,577,057
Other Revenue - 3.3%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,031,080
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20	930,557
2,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(3)	2,160,740
1,650	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	1,805,397
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,269,947
1,000	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11(3)	1,053,120
900	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15(3)	935,523
		$9,186,364
Pooled Loans - 1.5%
$1,900	Arizona Educational Loan Marketing Corp., (AMT), 6.25%, 6/1/06	$1,925,650
1,300	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,336,010
790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	822,311
		$4,083,971
Senior Living / Life Care - 1.2%
$765	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$789,281
1,105	Arizona Health Facilities Authority, (Care Institute, Inc.-Mesa), 7.625%, 1/1/06(8)	1,083,795
500	Kansas City, MO, IDR, (Kingswood Manor), 5.80%, 11/15/17	481,850
240	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	242,218
280	Mesquite, TX, Health Facilities Development, (Christian Care Centers), 7.00%, 2/15/10	299,090
490	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	459,223
		$3,355,457

See notes to financial statements

10

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Solid Waste - 1.1%
$3,000	Niagara County, NY, IDA, (American Ref-Fuel Co. LLC), (AMT), 5.55%, 11/15/24	$3,220,500
		$3,220,500
Special Tax Revenue - 8.4%
$1,450	Brentwood, CA, Infrastructure Financing Authority, 6.375%, 9/2/33	$1,495,385
2,500	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	2,503,600
3,000	California State Economic Recovery, 5.25%, 7/1/13	3,322,470
600	Concorde Estates Community Development District, FL, Capital Improvements, 5.00%, 5/1/11	603,606
500	Cottonwood, CO, Water and Sanitation District, 7.75%, 12/1/20	519,615
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	899,420
1,400	Dupree Lakes Community Development District, FL, 5.00%, 11/1/10	1,403,990
50	Fishhawk, FL, Community Development District, 5.00%, 11/1/07	50,446
1,965	Fishhawk, FL, Community Development District II, 5.125%, 11/1/09	1,990,329
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	265,450
365	Gateway, FL, Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	367,993
1,730	Heritage Harbour, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	1,742,681
85	Heritage Palms Community Development District, FL, Capital Improvements, 6.25%, 11/1/07	85,921
785	Jurupa, CA, Community Services District, 5.00%, 9/1/25	777,645
100	Longleaf, FL, Community Development District, 6.20%, 5/1/09	100,314
3,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/16	3,277,830
1,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	1,105,890
1,985	Sterling Hill Community Development District, FL, Capital Improvements, 5.50%, 11/1/10	1,999,669
850	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.00%, 5/1/09	875,526
		$23,387,780
Transportation - 1.4%
$100	Eagle County, CO, Airport Terminal Corp., (American Airlines), (AMT), 6.75%, 5/1/06	$100,752
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,593,625

Principal Amount (000's omitted)	Security	Value
Transportation (continued)
$1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	$1,135,720
		$3,830,097
Total Tax-Exempt Investments - 98.3% (identified cost $264,132,843)		$272,958,142
Other Assets, Less Liabilities - 1.7%		$4,722,172
Net Assets - 100.0%		$277,680,314

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At September 30, 2005, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

New Jersey	10.6%
New York	10.9%
Others, representing less than 10% individually	76.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 38.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 11.1% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(2)  When-issued security.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $7,183,323 or 2.6% of the Fund's net assets.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(5)  Defaulted bond.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(7)  Step bond.

(8)  Security is in default and making only partial interest payments.

See notes to financial statements

11

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of September 30, 2005

Assets
Investments, at value (identified cost, $264,132,843)	$272,958,142
Cash	844,408
Receivable for investments sold	647,574
Receivable for Fund shares sold	6,728,987
Interest receivable	4,017,561
Receivable for daily variation margin on open financial futures contracts	126,890
Prepaid expenses	14,509
Total assets	$285,338,071
Liabilities
Payable for investments purchased	$5,432,983
Payable for when-issued securities	1,172,578
Dividends payable	406,388
Payable for Fund shares redeemed	326,306
Payable to affiliate for distribution and service fees	146,667
Payable to affiliate for investment advisory fees	99,676
Payable to affiliate for Trustees' fees	35
Accrued expenses	73,124
Total liabilities	$7,657,757
Net assets	$277,680,314
Sources of Net Assets
Paid-in capital	$274,044,615
Accumulated net realized loss (computed on the basis of identified cost)	(5,667,227)
Accumulated distributions in excess of net investment income	(230,787)
Net unrealized appreciation (computed on the basis of identified cost)	9,533,713
Total	$277,680,314
Class A Shares
Net Assets	$172,422,053
Shares Outstanding	16,787,222
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.27
Maximum Offering Price Per Share (100 ÷ 97.75 of $10.27)	$10.51
Class B Shares
Net Assets	$24,688,408
Shares Outstanding	2,401,784
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.28
Class C Shares
Net Assets	$80,569,853
Shares Outstanding	8,365,839
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.63
On sales of $100,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
September 30, 2005

Investment Income
Interest	$6,274,882
Total investment income	$6,274,882
Expenses
Investment adviser fee	$587,057
Trustees' fees and expenses	8,514
Distribution and service fees Class A	119,656
Class B	119,648
Class C	358,554
Custodian fee	85,254
Transfer and dividend disbursing agent fees	66,127
Registration fees	37,462
Legal and accounting services	27,177
Printing and postage	14,705
Miscellaneous	21,154
Total expenses	$1,445,308
Deduct - Reduction of custodian fee	$26,864
Total expense reductions	$26,864
Net expenses	$1,418,444
Net investment income	$4,856,438
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$564,505
Financial futures contracts	(1,450,378)
Net realized loss	$(885,873)
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$1,929,091
Financial futures contracts	375,203
Net change in unrealized appreciation (depreciation)	$2,304,294
Net realized and unrealized gain	$1,418,421
Net increase in net assets from operations	$6,274,859

See notes to financial statements

12

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
From operations - Net investment income	$4,856,438	$8,972,540
Net realized loss from investment transactions and financial futures contracts	(885,873)	(265,297)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,304,294	(4,315,100)
Net increase in net assets from operations	$6,274,859	$4,392,143
Distributions to shareholders - From net investment income Class A	$(3,167,079)	$(5,454,047)
Class B	(429,194)	(1,048,876)
Class C	(1,284,577)	(2,470,667)
Total distributions to shareholders	$(4,880,850)	$(8,973,590)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$31,892,656	$64,046,619
Class B	2,022,144	7,250,045
Class C	10,671,884	25,915,496
Net asset value of shares issued to shareholders in payment of distributions declared Class A	1,891,861	3,133,855
Class B	250,265	558,191
Class C	580,051	1,076,697
Cost of shares redeemed Class A	(16,461,770)	(50,093,129)
Class B	(2,723,187)	(6,533,382)
Class C	(8,430,190)	(15,450,266)
Net asset value of shares exchanged Class A	2,186,535	7,265,517
Class B	(2,186,535)	(7,265,517)
Net increase in net assets from Fund share transactions	$19,693,714	$29,904,126
Net increase in net assets	$21,087,723	$25,322,679

Net Assets	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
At beginning of period	$256,592,591	$231,269,912
At end of period	$277,680,314	$256,592,591
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(230,787)	$(206,375)

See notes to financial statements

13

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value - Beginning of period	$10.210		$10.400	$10.250	$9.860	$10.040	$9.790
Income (loss) from operations
Net investment income	$0.205		$0.422	$0.437	$0.461	$0.485	$0.531
Net realized and unrealized gain (loss)	0.061		(0.187)	0.138	0.395	(0.152)	0.241
Total income from operations	$0.266		$0.235	$0.575	$0.856	$0.333	$0.772
Less distributions
From net investment income	$(0.206)		$(0.425)	$(0.425)	$(0.466)	$(0.513)	$(0.522)
Total distributions	$(0.206)		$(0.425)	$(0.425)	$(0.466)	$(0.513)	$(0.522)
Net asset value - End of period	$10.270		$10.210	$10.400	$10.250	$9.860	$10.040
Total Return(3)	2.63%		2.29%	5.70%	8.90%	3.39%	8.12%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$172,422		$152,111	$130,466	$119,619	$83,647	$71,365
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.79	%(5)	0.80%†	0.80%	0.82%	0.91%	0.94%
Expenses after custodian fee reduction(4)	0.77	%(5)	0.79%†	0.80%	0.81%	0.88%	0.93%
Net investment income	3.95	%(5)	4.09%†	4.22%	4.54%	4.85%	5.37%
Portfolio Turnover of the Portfolio(6)	-		14%	27%	24%	12%	13%
Portfolio Turnover of the Fund	17%		19%	-	-	-	-

†  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using the average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accouting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, and increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.83% to 4.85%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

14

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value - Beginning of period	$10.220		$10.410	$10.260	$9.860	$10.040	$9.790
Income (loss) from operations
Net investment income	$0.166		$0.346	$0.360	$0.381	$0.409	$0.461
Net realized and unrealized gain (loss)	0.061		(0.191)	0.142	0.405	(0.155)	0.232
Total income from operations	$0.227		$0.155	$0.502	$0.786	$0.254	$0.693
Less distributions
From net investment income	$(0.167)		$(0.345)	$(0.352)	$(0.386)	$(0.434)	$(0.443)
Total distributions	$(0.167)		$(0.345)	$(0.352)	$(0.386)	$(0.434)	$(0.443)
Net asset value - End of period	$10.280		$10.220	$10.410	$10.260	$9.860	$10.040
Total Return(3)	2.24%		1.51%	4.94%	8.15%	2.58%	7.26%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$24,688		$27,157	$33,731	$32,517	$10,638	$7,840
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.54	%(5)	1.55%†	1.55%	1.57%	1.66%	1.68%
Expenses after custodian fee reduction(4)	1.52	%(5)	1.54%†	1.55%	1.56%	1.63%	1.67%
Net investment income	3.21	%(5)	3.36%†	3.48%	3.75%	4.09%	4.61%
Portfolio Turnover of the Portfolio(6)	-		14%	27%	24%	12%	13%
Portfolio Turnover of the Fund	17%		19%	-	-	-	-

†  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using the average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accouting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, and increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.07% to 4.09%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

15

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001
Net asset value - Beginning of period	$9.580		$9.750		$9.610	$9.240	$9.400	$9.160
Income (loss) from operations
Net investment income	$0.156		$0.324		$0.335	$0.357	$0.379	$0.423
Net realized and unrealized gain (loss)	0.051		(0.171)		0.133	0.379	(0.138)	0.225
Total income from operations	$0.207		$0.153		$0.468	$0.736	$0.241	$0.648
Less distributions
From net investment income	$(0.157)		$(0.323)		$(0.328)	$(0.366)	$(0.401)	$(0.408)
Total distributions	$(0.157)		$(0.323)		$(0.328)	$(0.366)	$(0.401)	$(0.408)
Net asset value - End of period	$9.630		$9.580		$9.750	$9.610	$9.240	$9.400
Total Return(3)	2.17%		1.51	%(4)	4.93%	8.12%	2.58%	7.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$80,570		$77,325		$67,073	$46,629	$19,488	$7,517
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.54	%(6)	1.55	%†	1.55%	1.57%	1.66%	1.69%
Expenses after custodian fee reduction(5)	1.52	%(6)	1.54	%†	1.55%	1.56%	1.63%	1.68%
Net investment income	3.20	%(6)	3.35	%†	3.45%	3.75%	4.05%	4.61%
Portfolio Turnover of the Portfolio(7)	-		14%		27%	24%	12%	13%
Portfolio Turnover of the Fund	17%		19%		-	-	-	-

†  The operating expenses of the Fund reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using the average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accouting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, and increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.03% to 4.05%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects a decrease of 0.07% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

16

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of paid shares of each class to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

On October 8, 2004, the Fund received its pro rata share of cash and securities from the National Limited Maturity Municipals Portfolio (the Portfolio) in a complete liquidation of its interests in the Portfolio. Subsequent to October 8, 2004, the Fund invests directly in securities rather than through the Portfolio and maintains the same investment objective.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial future contracts listed on the commodity exchanges are valued at closing settlement prices. Over-The-Counter options on futures contracts are normally valued at the mean between the latest bid and asked price. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

C  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $4,687,486 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire as follows on: March 31, 2006, $320,446, March 31, 2007, $60,400, March 31, 2009, $248,691, March 31, 2010, $146,034, March 31, 2011, $1,719,505, March 31, 2012, $779,785 and March 31, 2013, $1,412,625. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated Investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

17

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Financial Futures Contracts - Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Legal Fees - Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Options on Financial Futures Contracts - Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

H  When-issued and Delayed Transactions - The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

I  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

J  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

L  Other - Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed on the specific identification of securities sold.

M Interim Financial Statements - The interim financial statements relating to September 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles

18

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2006 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	3,091,841	6,206,100
Issued to shareholders electing to receive payments of distributions in Fund shares	183,235	304,029
Redemptions	(1,594,274)	(4,862,281)
Exchange from Class B shares	211,764	706,919
Net increase	1,892,566	2,354,767
Class B	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	195,673	704,599
Issued to shareholders electing to receive payments of distributions in Fund shares	24,223	54,163
Redemptions	(264,571)	(635,881)
Exchange to Class A shares	(210,531)	(706,414)
Net decrease	(255,206)	(583,533)
Class C	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	1,101,853	2,689,404
Issued to shareholders electing to receive payments of distributions in Fund shares	59,935	111,362
Redemptions	(870,702)	(1,603,822)
Net increase	291,086	1,196,944

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2005 the advisory fee amounted to $587,057 representing 0.44% (annualized) of the Fund's average daily net assets.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended September 30, 2005, EVM earned $4,151 in sub-transfer agent fees.

The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $11,200 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2005.

Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect a distribution plan for Class B shares (Class B Plan) and for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan), (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any

19

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% of the aggregate amount received by the Fund for Class B shares sold and 6.25% of Class C sales of the amount received by the Fund for each share sold and, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended September 30, 2005, the Fund paid or accrued $99,707 and $298,795 for Class B and Class C shares, respectively, to EVD, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At September 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $1,355,000 and $39,361,000 for Class B and Class C shares, respectively.

The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets for each fiscal year. The Trustees approved quarterly service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended September 30, 2005 amounted to $119,656, $19,941, and $59,759 for Class A, Class B, and Class C shares, respectively.

Certain officers and Trustees of the Fund are officers or directors of EVD.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $6,000, $36,000 and $48,000 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the six months ended September 30, 2005.

7  Investment Transactions

Purchases and sales of investments by the Portfolio, other than U.S. Government securities and short-term obligations, aggregated $61,539,021, and $43,835,730 respectively for the six months ended September 30, 2005.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$263,960,313
Gross unrealized appreciation	$9,437,250
Gross unrealized depreciation	(439,421)
Net unrealized appreciation	$8,997,829

9  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolio or fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios

20

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2005.

10  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments as of September 30, 2005, is as follows:

Futures Contracts
Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/05	250 U.S. Treasury Bond	Short	$(29,256,750)	$(28,601,562)	$655,188
12/05	101 U.S. Treasury Note	Short	(11,155,336)	(11,102,110)	53,226
					$708,414

At September 30, 2005, the Fund had sufficient cash and/or securities to cover margin requirements on open future contracts.

11  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	13,258,716	208,905
James B. Hawkes	13,251,498	216,123
Samuel L. Hayes, III	13,266,128	201,493
William H. Park	13,264,631	202,990
Ronald A. Pearlman	13,265,179	202,442
Norton H. Reamer	13,264,055	203,566
Lynn A. Stout	13,252,655	214,966
Ralph F. Verni	13,262,973	204,648

Results are rounded to the nearest whole number.

21

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance National Limited Maturity Municipals Fund (the "Fund") and the investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•An independent report comparing the advisory fees of the Fund with those of comparable funds;

•An independent report comparing the expense ratio of the Fund to those of comparable funds;

•Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described herein.

The Special Committee also considered the investment adviser's municipal bond portfolio management capabilities, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Fund. The Special Committee noted that the investment adviser's municipal bond team affords the investment adviser extensive in-house research capabilities in addition to the other resources available to the investment adviser. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

22

Eaton Vance National Limited Maturity Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Fund and for all Eaton Vance Funds as a group. The Special Committee also considered the other benefits realized by Eaton Vance and its affiliates in connection with the operation of the Fund. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Fund, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure (described herein), is in the interests of shareholders.

23

Eaton Vance National Limited Maturity Municipals Fund

Eaton Vance National Limited Maturity Municipals Fund

Officers
Cynthia J. Clemson
President
William H. Ahern, Jr.
Vice President and Portfolio Manager
Craig R. Brandon
Vice President
James B. Hawkes
Vice President and Trustee
Robert B. MacIntosh
Vice President
Thomas M. Metzold
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

24

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Investment Adviser of Eaton Vance National Limited Maturity Municipals Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance National Limited Maturity Municipals Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance National Limited Maturity Municipals Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

439-11/05  LNASRC

Semiannual Report September 30, 2005

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

California

Florida

Massachusetts

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it's underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

TABLE OF CONTENTS

President’s Letter to Shareholders	2

Market Recap	3

Fund Investment Updates
California	4
Florida	6
Massachusetts	8
New Jersey	10
New York	12
Ohio	14
Pennsylvania	16

Fund Expenses	18

Financial Statements	40

Investment Management	79

LETTER TO SHAREHOLDERS

Cynthia J. Clemson

Like all fixed-income markets, the municipal bond market responds to many factors, from changes in interest rates and economic trends to fluctuations in municipal bond issuance. Another key variable is the policy of the Federal Reserve, the nation’s central bank, known popularly as “The Fed.” The Fed’s policies are important to the nation’s economy and markets.

Robert B. MacIntosh

Founded in the wake of crisis, the Federal Reserve plays a vital role...

The Federal Reserve System was established by the Federal Reserve Act of 1913 in the wake of a series of financial crises, the most recent of which – the Panic of 1907 – had caused bank failures, a rash of bankruptcies, a dramatic loss of confidence and a severe economic downturn. Congress was determined to create a central bank that provided a vigilant monetary policy, price stability, a more elastic currency and more careful supervision over the nation’s banks.

The Open Market Committee: influencing the money supply and credit conditions...

The Fed has a number of tools at its disposal to adjust monetary policy. Of these, the most commonly used tools are open market operations. The Federal Open Market Committee (FOMC) meets regularly to review inflation, credit conditions and the overall health of the economy. The Fed uses its own research, as well as that of other key economic agencies, to review its various policy options. Treasury, corporate and municipal bond investors alike eagerly await the transcripts of FOMC meetings for a hint of future interest rate trends.

If it deems a change necessary in short-term rates, the Fed will announce an adjustment to its target for the Federal Funds rate – its primary market instrument. To effect that change, the FOMC issues a directive to the trading desk of the Federal Reserve Bank of New York, whose responsibility it is to implement the policy.

Open market operations: The Fed intervenes...

If the Fed sees weakness in the economy and little threat of inflation, it may make outright purchases of Treasury securities – either from the “street” or privately from foreign central banks – thus adding reserves to the banking system. This action tends to lower interest rates, increase loans and stimulate economic activity. In so doing, the Fed is said to be easing monetary policy.

On the other hand, if the Fed sees the economy over-heating and inflation looming, it may sell Treasury securities, thus draining reserves from the system. This action tends to raise rates, discourage consumer and business borrowing and dampen economic activity. In this case, the Fed is said to be tightening monetary policy.

While changes in Fed policy primarily affect short-term rates, long-term rates are determined by inflationary expectations. However, the Fed’s actions can have a significant effect on market psychology and, over time, impact market rates across the borrowing spectrum – for homebuyers seeking mortgages, businesses seeking bank loans and municipal bond issuers.

Fed-watching: A continuing pre-occupation of the market...

Interpreting the Federal Reserve’s actions has long been of keen interest to bond market investors. Until the mid-1990s, analysts needed to keep daily tabs on bank reserves and the Fed’s daily open market activity to determine a change in monetary policy. Starting in February 1994, however, the Fed began to indicate specifically its target Federal Funds rate. That marked a significant change, as analysts were now free to focus less on current policy and more on future potential changes in policy.

Throughout its history, the Federal Reserve has contributed to a more stable and safer monetary system. As that history unfolds, investors will surely continue to monitor its activities closely.

Sincerely,

/s/ Cynthia J. Clemson	/s/ Robert B. MacIntosh
Cynthia J. Clemson	Robert B. MacIntosh
Co-Director	Co-Director
Municipal Investments	Municipal Investments

November 9, 2005

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

MARKET RECAP

The U.S. economy continued to generate moderate growth during the year ended September 30, 2005, although surging energy prices and high interest rates were a continuing concern for investors. Late in the period, the economy was faced with new challenges resulting from Hurricane Katrina and its potential impact on energy and commodity supplies.

The economy has remained on solid footing in 2005...

The nation’s Gross Domestic Product grew at a rate of 3.8% in the third quarter of 2005, according to preliminary Commerce Department figures, following gains of 3.3% in the second quarter and 3.8% in the first quarter. Manufacturing reported a mixed picture, with overall factory activity accelerating somewhat, while areas such as durable goods, metals and textiles remained weak. Consumer spending declined, as soaring energy costs took their toll. While the housing sector showed signs of strain in selected markets due to rising interest rates, the overall housing market remained strong.

With consumers tightening their belts, the burden shifted to businesses. However, the outlook for capital spending was clouded, as businesses remained wary of investing in new equipment, facilities and software in a period of rising energy costs and higher interest rates.

Gulf Coast state economies were dealt a severe blow by Hurricane Katrina...

In the waning days of the fiscal year, Hurricane Katrina struck states along the Gulf Coast. The storm inflicted a catastrophic blow to Louisiana and also damaged parts of Mississippi, Alabama and Florida. While the economies of the affected states will no doubt suffer in the short run, the national economy is also likely to feel some impact from damage to key ports and oil refineries. The pace of the region’s recovery is unclear at this writing, and will likely remain a concern, especially as heating fuel demand rises in coming months.

The Federal Reserve continued its policy of tightening credit during the fiscal year...

Inflation accelerated somewhat during the period, an increase apparent not only in core energy costs, but also in finished products, a sign that producers are passing their higher energy costs along to consumers. The Federal Reserve hiked short-term interest rates, suggesting it will continue to raise rates in an effort to keep the economy from growing too quickly and keep inflation under control. Beginning in June 2004, the Fed increased its Federal Funds rate – a key short-term interest rate barometer – on 12 consecutive occasions, raising that benchmark from 1.00% to 4.00%, including its most recent rate hike in November 2005.

Against this backdrop, the municipal bond market generated solid gains for the period. For the six months ended September 30, 2005, the Lehman Brothers 7-Year Municipal Bond Index – an unmanaged index of investment-grade, municipal debt securities with an average maturity of 7 years – had a total return of 2.22%.*

*      It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2005

INVESTMENT UPDATE

The Fund

•      The Fund’s Class A shares had a total return of 2.12% for the six months ended September 30, 2005.(1) This return was the result of an increase in net asset value (NAV) to $10.32 per share on September 30, 2005, from $10.29 on March 31, 2005, and the reinvestment of $0.188 in dividends.(2)

•      The Fund’s Class B shares had a total return of 1.73%  for the six months ended September 30, 2005.(1) This return was the result of an increase in NAV to $10.29 per share on September 30, 2005, from $10.26 on March 31, 2005, and the reinvestment of $0.147 in dividends.(2)

•      The Fund’s Class C shares had a total return of 1.60% for the six months ended September 30, 2005.(1)  This return was the result of an increase in NAV to $9.97 per share on September 30, 2005, from $9.95 on March 31, 2005, and the reinvestment of $0.140 in dividends.(2)

•      For comparison, the Lehman Brothers 7-Year Municipal Bond Index – an unmanaged index of investment-grade, municipal debt securities with an average maturity of 7 years – had a total return of 2.22% for the six months ended September 30, 2005.(3)

•      Based on the Fund’s most recent dividends annualized and NAVs on September 30, 2005 of $10.32 per share for Class A, $10.29 for Class B and $9.97 for Class C, the Fund’s distribution rates were 3.61%, 2.84% and 2.85%, respectively.(4)  The distribution rates are equivalent to taxable rates of 6.12%, 4.82% and 4.83%, respectively.(5)

•      The SEC 30-day yields for Class A, Class B and Class C shares at September 30, 2005 were 3.03%, 2.35% and 2.35%, respectively.(6)  The SEC 30-day yields for Class A, Class B and Class C shares are equivalent to taxable yields of 5.14%, 3.99% and 3.99%, respectively.(5)

Fund Statistics**

• Number of Issues:	65
• Average Maturity:	11.7 years
• Effective Maturity:	8.6 years
• Average Rating:	AA
• Average Call:	8.2 years
• Average Dollar Price:	$103.68

**    Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Cynthia J. Clemson

Portfolio Manager

Management Discussion

•      California’s economy has continued to generate solid growth thus far in 2005, with a decline in the unemployment rate over the past six months to 5.1% as of September 2005 from 5.4% in March 2005.  The construction sector has seen the highest growth rates, with low interest rates helping fuel the housing industry. Government, professional and business services, and trade, transportation and utilities remained the largest employers. High energy prices and a potential increase in inflation or interest rates could provide headwinds in coming months, however.

•      Insured* general obligations (GOs) remained a significant sector weighting at September 30, 2005. These bonds performed well during the period, as the California economy continued its recovery.

•      Insured* and uninsured special tax revenue bonds were also prominent among the Fund’s holdings. The Fund’s investments included issues that financed transportation projects, watershed improvements and local community development programs.

•      Insured* water and sewer bonds are frequent issuers in the California municipal market, as stricter environmental rules have forced communities to upgrade their water and wastewater systems. Management focused on issuers believed to have healthy finances, sound long-term planning and a growing service area.

•      Insured* lease revenue/certificates of participation remained large investments for the Fund. These issues provided combined financing for a variety of California jurisdictions.

•      Among the Fund’s non-insured holdings, health care bonds were the largest weighting. These issues provide financial support for California’s vital health care industry.

*      Private insurance does not decrease the risk of principal fluctuations associated with this investment.

(1)  These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)  A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax and state and local taxes.

(3)  It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)  Taxable-equivalent rates assume a maximum 41.05% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	2.05%	1.28%	N.A.
Five Years	4.77	3.95	N.A.
Ten Years	N.A.	3.73	N.A.
Life of Fund†	4.66	4.05	1.10

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.23%	-1.68%	N.A.
Five Years	4.29	3.95	N.A.
Ten Years	N.A.	3.73	N.A.
Life of Fund†	4.40	4.05	0.10

†      Inception Dates – Class A: 6/27/96; Class B: 5/29/92; Class C: 3/23/05

(1)  Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(2)

By total investments

(2)   Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Florida Limited Maturity Municipals Fund as of September 30, 2005

INVESTMENT UPDATE

The Fund

•      The Fund’s Class A shares had a total return of 2.37% for the six months ended September 30, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $10.28 per share on September 30, 2005 from $10.23 on March 31, 2005, and the reinvestment of $0.192 in dividends.(2)

•      The Fund’s Class B shares had a total return of 1.97% for the six months ended September 30, 2005.(1)  This return was the result of an increase in NAV to $10.28 per share on September 30, 2005 from $10.23 on March 31, 2005, and the reinvestment of $0.151 in dividends.(2)

•      The Fund’s Class C shares had a total return of 2.11% for the six months ended September 30, 2005.(1)  This return was the result of an increase in NAV to $9.71 per share on September 30, 2005 from $9.65 on March 31, 2005, and the reinvestment of $0.143 in dividends.(2)

•      For comparison, the Lehman Brothers 7-Year Municipal Bond Index – an unmanaged index of investment-grade, municipal debt securities with an average maturity of 7 years – had a total return of 2.22% for the six months ended September 30, 2005.(3)

•      Based on the Fund’s most recent dividends annualized and NAVs on September 30, 2005 of $10.28 per share for Class A and Class B and $9.71 for Class C, the Fund’s distribution rates were 3.70%, 2.92% and 2.92%, respectively.(4)  The distribution rates are equivalent to taxable rates of 5.69%, 4.49% and 4.49%, respectively.(5)

•      The SEC 30-day yields for Class A, Class B and Class C shares at September 30, 2005 were 2.78%, 2.09% and 2.09%, respectively.(6)  The SEC 30-day yields for Class A, Class B and Class C shares are equivalent to taxable yields of 4.28%, 3.22% and 3.22%, respectively.(5)

Fund Statistics**

• Number of Issues:	67
• Average Maturity:	11.5 years
• Effective Maturity:	8.0 years
• Average Rating:	AA+
• Average Call:	7.6 years
• Average Dollar Price:	$105.66

**   Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Craig R. Brandon

Portfolio Manager

Management Discussion

•      Florida’s economy showed solid growth during the six months ended September 30, 2005, with unemployment declining to 3.5% in September 2005 from 4.4% in March 2005. Residential construction and service sectors remained very strong, a result of a population growth rate twice that of the U.S. rate. Low mortgage rates, post-hurricane construction (from 2004 storms) and a strong tourism industry have fueled growth. High energy prices and a potential increase in inflation or interest rates could provide headwinds in coming months, however.

•      We increased exposure to insured* water and sewer bonds during the period, finding attractive relative value in certain individual issues in this sector. Many communities have initiated upgrades to their water systems, providing an increase in supply of these valued bonds. Backed by a stable stream of regulated water and sewer rates, these utilities have historically represented a stable source of revenues.

•      Insured* transportation bonds were significant investments for the Fund. As the demands on Florida’s transportation infrastructure have surged in recent years, these bonds have helped finance improvements and upgrades for local seaports, airport authorities and expressways.

•      Management sought bonds with attractive relative value, compared to other bonds in the marketplace. Our research staff seeks opportunities — produced by occasional market inefficiencies — to purchase attractively valued bonds on an individual basis.

•      We continued to adjust the Fund’s coupon distribution to reflect a changing interest rate outlook. In addition, management continued to upgrade call structure to protect the Fund against untimely calls.

*      Private insurance does not decrease the risk of principal fluctuations associated with this investment.

(1)  These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)  A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax. Income may be subject to state intangibles tax and local taxes.

(3)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)  Taxable-equivalent rates assume a maximum 35.00% federal income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	2.53%	1.74%	1.74%
Five Years	5.13	4.36	4.35
Ten Years	N.A.	3.57	3.55
Life of Fund†	4.56	4.06	3.39

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.22%	-1.22%	0.75%
Five Years	4.66	4.36	4.35
Ten Years	N.A.	3.57	3.55
Life of Fund†	4.31	4.06	3.39

†      Inception Dates – Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

(1)  Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(2)

By total investments

(2)   Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2005

INVESTMENT UPDATE

The Fund

•      The Fund’s Class A shares had a total return of 2.09% for the six months ended September 30, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $10.21 per share on September 30, 2005 from $10.18 on March 31, 2005, and the reinvestment of $0.183 in dividends.(2)

•      The Fund’s Class B shares had a total return of 1.69% for the six months ended September 30, 2005.(1)  This return was the result of an increase in NAV to $10.20 per share on September 30, 2005 from $10.17 on March 31, 2005, and the reinvestment of $0.142 in dividends.(2)

•      The Fund’s Class C shares had a total return of 1.71% for the six months ended September 30, 2005.(1)  This return was the result of an increase in NAV to $9.77 per share on September 30, 2005 from $9.74 on March 31, 2005, and the reinvestment of $0.137 in dividends.(2)

•      For comparison, the Lehman Brothers 7-Year Municipal Bond Index – an unmanaged index of investment-grade, municipal debt securities with an average maturity of 7 years – had a total return of 2.22% for the six months ended September 30, 2005.(3)

•      Based on the Fund’s most recent dividends annualized and NAVs on September 30, 2005 of $10.21 per share for Class A, $10.20 for Class B and $9.77 for Class C, the Fund’s distribution rates were 3.55%, 2.77% and 2.77%, respectively.(4) The distribution rates for Class A, Class B and Class C shares are equivalent to taxable rates of 5.77%, 4.50% and 4.50%, respectively.(5)

•      The SEC 30-day yields for Class A, Class B and Class C shares at September 30, 2005 were 2.94%, 2.25% and 2.25%, respectively.(6) The SEC 30-day yields for Class A, Class B and Class C shares are equivalent to taxable yields of 4.78%, 3.66% and 3.66%, respectively.(5)

Fund Statistics**

• Number of Issues:	83
• Average Maturity:	10.3 years
• Effective Maturity:	7.8 years
• Average Rating:	AA+
• Average Call:	7.7 years
• Average Dollar Price:	$108.17

**   Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

William H. Ahern

Portfolio Manager

Management Discussion

•      The Massachusetts economy continued to emerge from the sluggish growth of the 2001-2002 recession.  Unemployment declined slightly over the past six months to 4.7% in September 2005 from 4.9% in March 2005 while total non-farm payrolls grew, albeit slightly. With a diverse, innovative economy fueled by its large number of colleges and universities, the state’s service sectors were large employers, while leisure and hospitality also saw solid growth. The manufacturing and technology sectors continued to struggle, however.

•      During the period, the Fund maintained its high credit quality, which may have been a factor in the Fund’s underperformance of its benchmark index because lower-quality bonds generally outperformed higher-quality bonds. We believe this trend may be changing, however, and remain committed to a high-quality portfolio. We also shortened the Fund’s duration, or sensitivity to changes in interest rates, which helped mitigate the effects of rising rates in the marketplace.

•      Education bonds, which are less sensitive to economic cycles, were the largest sector weighting in the Fund. Investments included some of the Commonwealth’s leading universities and secondary schools. Historically, these institutions have enjoyed strong applicant demand and the ability to generate annual hikes in tuition and fee income.

•      Insured* general obligations (GOs) remained a significant weighting in the fund. Insured* school district, public improvement and local GOs have been especially valued by investors in an economy that has continued to pressure some industrial and economically sensitive issuers.

•      The Fund maintained a substantial investment in insured* transportation bonds. The Fund’s investments included issues for mass transit, highways and port authority bonds. Many of these issues are backed, in part, by toll revenues and are considered less vulnerable to economic fluctuations than cyclical issues.

*      Private insurance does not decrease the risk of principal fluctuations associated with this investment.

(1)  These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)  A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax and state and local taxes.

(3)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)  Taxable-equivalent rates assume a maximum 38.45% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	1.67%	0.99%	0.87%
Five Years	4.91	4.08	4.09
Ten Years	N.A.	3.55	3.56
Life of Fund†	4.54	3.96	3.42

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.62%	-1.96%	-0.11%
Five Years	4.42	4.08	4.09
Ten Years	N.A.	3.55	3.56
Life of Fund†	4.28	3.96	3.42

†      Inception Dates – Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

(1)  Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(2)

By total investments

(2)   Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2005

INVESTMENT UPDATE

The Fund

•      The Fund’s Class A shares had a total return of 2.10% for the six months ended September 30, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $10.13 per share on September 30, 2005 from $10.10 on March 31, 2005, and the reinvestment of $0.181 in dividends.(2)

•      The Fund’s Class B shares had a total return of 1.61% for the six months ended September 30, 2005.(1)  This return was the result of an increase in NAV to $10.12 per share on September 30, 2005 from $10.10 on March 31, 2005, and the reinvestment of $0.142 in dividends.(2)

•      For comparison, the Lehman Brothers 7-Year Municipal Bond Index – an unmanaged index of investment-grade, municipal debt securities with an average maturity of 7 years – had a total return of 2.22% for the six months ended September 30, 2005.(3)

•      Based on the most recent dividends annualized and NAVs on September 30, 2005 of $10.13 per share for Class A and $10.12 for Class B, the Fund’s distribution rates were 3.55% and 2.80%, respectively.(4)  The distribution rates for Class A and Class B shares are equivalent to taxable rates of 6.00% and 4.73%, respectively.(5)

•      The SEC 30-day yields for Class A and B shares at September 30, 2005 were 3.02% and 2.37%, respectively.(6)  The SEC 30-day yields for Class A and Class B shares are equivalent to taxable yields of 5.10% and 4.01%, respectively.(5)

Fund Statistics**

• Number of Issues:	67
• Average Maturity:	11 years
• Effective Maturity:	8.5 years
• Average Rating:	AA+
• Average Call:	8.0 years
• Average Dollar Price:	$106.80

**   Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Craig R. Brandon

Portfolio Manager

Management Discussion

•      New Jersey continued to show solid economic activity in 2005, with job gains in professional and business services, and slight growth in manufacturing in the Camden area. The state’s unemployment rate was 4.3% in September 2005, unchanged from the same level in March 2005. Leisure and hospitality was the fastest-growing sector during the six-month period, and the state’s housing market remains one of the strongest in the nation. However, New Jersey has continued to see job declines in the manufacturing, mining, and information sectors, and potentially higher interest rates could hurt the real estate market.

•      Insured* general obligations remained a significant sector weighting, representing a high-quality investment in a recovering economy. The Fund’s investments were focused on regional and township school district bonds and local board of education issues.

•      In the insured* transportation sector, the Fund’s investments constituted primarily a mix of regional transportation authorities and port authorities. The Fund also had investments in the state’s transportation trust fund authority, which – backed by motor fuel tax receipts – finances repairs to bridges, highways and park-ride facilities.

•      Insured* water and sewer bonds represented a major investment. Many New Jersey cities and towns needed to upgrade their water infrastructure. Increased issuance of bonds to finance watershed and wastewater projects has provided the Fund with high-quality income opportunities.

•      Management continued to adjust coupon structure in response to changing market conditions. In addition, the Fund remained broadly diversified according to issuer, sector, coupon and insurer, while management continued to focus on maintaining ample call protection.

*      Private insurance does not decrease the risk of principal fluctuations associated with this investment.

(1)  These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower.

(2)  A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax and state and local taxes.

(3)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)  Taxable-equivalent rates assume a maximum 40.83% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	2.26%	1.38%
Five Years	4.61	3.79
Ten Years	N.A.	3.53
Life of Fund†	4.49	3.93

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.07%	-1.58%
Five Years	4.13	3.79
Ten Years	N.A.	3.53
Life of Fund†	4.23	3.93

†Inception date: Class A: 6/27/96; Class B: 6/1/92

(1)  Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(2)

By total investments

(2)   Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2005

INVESTMENT UPDATE

The Fund

•      The Fund’s Class A shares had a total return of 2.05% for the six months ended September 30, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $10.56 per share on September 30, 2005 from $10.54 on March 31, 2005, and the reinvestment of $0.196 in dividends.(2)

•      The Fund’s Class B shares had a total return of 1.76% for the six months ended September 30, 2005.(1)  This return was the result of an increase in NAV to $10.56 per share on September 30, 2005 from $10.53 on March 31, 2005, and the reinvestment of $0.155 in dividends.(2)

•      The Fund’s Class C shares had a total return of 1.66% for the six months ended September 30, 2005.(1)  This return was the result of an increase in NAV to $10.04 per share on September 30, 2005 from $10.02 on March 31, 2005, and the reinvestment of $0.147 in dividends.(2)

•      For comparison, the Lehman Brothers 7-Year Municipal Bond Index – an unmanaged index of investment-grade, municipal debt securities with an average maturity of 7 years – had a total return of 2.22% for the six months ended September 30, 2005.(3)

•      Based on the Fund’s most recent dividends annualized and NAVs on September 30, 2005 of $10.56 per share for Class A and Class B and $10.04 for Class C, the Fund’s distribution rates were 3.68%, 2.91% and 2.91%, respectively.(4)  The distribution rates for Class A, Class B and Class C shares are equivalent to taxable rates of 6.13%, 4.85% and 4.85%, respectively.(5)

•      The SEC 30-day yields for Class A, Class B and Class C shares at September 30, 2005 were 2.88%, 2.20% and 2.20%, respectively.(6)  The SEC 30-day yields for Class A, Class B and Class C shares are equivalent to taxable yields of 4.80%, 3.67% and 3.67%, respectively.(5)

Fund Statistics**

• Number of Issues:	96
• Average Maturity:	11.4 years
• Effective Maturity:	8.1 years
• Average Rating:	AA+
• Average Call:	8.0 years
• Average Dollar Price:	$108.80

**   Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

William H. Ahern

Portfolio Manager

Management Discussion

•      New York’s economy struggled during the past six months. While the services and housing sectors grew, manufacturing continued to decline. The state’s unemployment rate, at 4.6% in March 2005, hovered at or below the 5% level for most of the period before rising to 5.2% in September 2005. Continued high energy prices and a potential increase in inflation or interest rates could provide headwinds in the months ahead.

•      The Fund’s high credit quality may have detracted from its relative performance during the period because lower-quality bonds continued to outperform higher-quality issues. We believe this trend may be changing, however, and remain committed to a high-quality portfolio.

•      We found select opportunities in insured* education bonds, which were the largest sector weighting at September 30, 2005. Education bonds tend to be less sensitive to economic cycles and typically provide attractive coupons and call features.

•      Insured* general obligations also constituted large commitments for the Fund. The Fund’s investments were focused on city and town school district bonds and county public improvement bonds. While these issues tend to benefit from strength in state and local economies, a significant economic slowdown could detract from their performance.

•      We continued to find value in escrowed and insured* escrowed bonds. Escrowed issues have been prerefunded and are backed by Treasury bonds, typically due to a refinancing of existing higher-coupon debt. They are valued by investors for their high quality and relatively stable performance characteristics.

•      Insured* transportation bonds were prominent investments for the Fund. Transportation has historically been a key factor in the New York economy, and the demands have become even more acute in recent years.

*      Private insurance does not decrease the risk of principal fluctuations associated with this investment.

(1)  These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)  A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax and state and local taxes.

(3)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)  Taxable-equivalent rates assume a maximum 40.01% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	1.77%	1.10%	1.03%
Five Years	4.92	4.13	4.12
Ten Years	N.A.	3.92	3.89
Life of Fund†	4.90	4.25	3.64

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.54%	-1.85%	0.05%
Five Years	4.45	4.13	4.12
Ten Years	N.A.	3.92	3.89
Life of Fund†	4.64	4.25	3.64

†Inception Dates – Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

(1)  Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(2)

By total investments

(2)   Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Ohio Limited Maturity Municipals Fund as of September 30, 2005

INVESTMENT UPDATE

The Fund

•      The Fund’s Class A shares had a total return of 2.00% for the six months ended September 30, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $9.75 per share on September 30, 2005 from $9.74 on March 31, 2005, and the reinvestment of $0.185 in dividends.(2)

•      The Fund’s Class B shares had a total return of 1.51% for the six months ended September 30, 2005.(1)  This return was the result of an unchanged NAV of $9.73 per share on September 30, 2005, and the reinvestment of $0.147 in dividends.(2)

•      For comparison, the Lehman Brothers 7-Year Municipal Bond Index – an unmanaged index of investment-grade, municipal debt securities with an average maturity of 7 years – had a total return of 2.22% for the six months ended September 30, 2005.(3)

•      Based on the most recent dividends annualized and NAVs on September 30, 2005 of $9.75 per share for Class A and $9.73 per share for Class B, the Fund’s distribution rates were 3.79% and 3.04%, respectively.(4)  The distribution rates of Class A and Class B are equivalent to taxable rates of 6.30% and 5.06%, respectively.(5)

•      The SEC 30-day yields for Class A and B shares at September 30, 2005 were 2.77% and 2.08%, respectively.(6)  The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 4.61% and 3.46%, respectively.(5)

Fund Statistics**

• Number of Issues:	44
• Average Maturity:	7.0 years
• Effective Maturity:	7.9 years
• Average Rating:	AA+
• Average Call:	7.8 years
• Average Dollar Price:	$106.86

**   Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

William H. Ahern

Portfolio Manager

Management Discussion

•      Despite continued struggles in the manufacturing sector – one of the largest economic sectors in the state – Ohio’s economy has shown solid growth in 2005. Professional and business services and health care have added significantly to employment growth this year, while retail trade, government and manufacturing have declined. Nevertheless, the state’s unemployment rate, at 6.3% in March 2005, declined over the six-month period to 5.8% in September 2005.

•      The effects of rising interest rates and the Fund’s higher average credit quality detracted from the Fund’s relative performance during the period. Lower-quality bonds continued to outperform higher-quality issues during the period. We believe this trend may be changing, however, and remain committed to a high-quality portfolio.

•      Insured* and uninsured general obligations (GOs) were among the Fund’s largest sector weightings at September 30, 2005. Some of the Fund’s investments focused on school district GOs of communities that management believes have vibrant local economies and a solid property tax base.

•      Management has been selective in its hospital sector investments. With the competitive hospital industry under pressure to reduce costs, we sought institutions with sound financial structures, good management and the ability to offer attractive health care specialties. Hospital bonds, while typically offering higher yields, often carry lower credit ratings.

•      The Fund invested in some attractive Ohio-issued “bond banks,” which are pools of individual Ohio municipal bonds that can provide lower credit risk than an individual bond because of increased diversification and a higher level of collateral.

*      Private insurance does not decrease the risk of principal fluctuations associated with this investment.

(1)  These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower.

(2)  A portion of the Fund’s income may be subject to federal income taxes and/or alternative minimum tax and state and local taxes.

(3)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)  Taxable-equivalent rates assume a maximum 39.88% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	1.81%	1.05%
Five Years	4.44	3.64
Ten Years	N.A.	3.45
Life of Fund†	4.19	3.52

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.49%	-1.89%
Five Years	3.97	3.64
Ten Years	N.A.	3.45
Life of Fund†	3.92	3.52

†Inception date: Class A: 10/22/96; Class B: 4/16/93

(1)  Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(2)

By total investments

(2)   Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2005

INVESTMENT UPDATE

The Fund

•      The Fund’s Class A shares had a total return of 2.36% for the six months ended September 30, 2005.(1)  This return was the result of an increase in net asset value (NAV) to $10.32 per share on September 30, 2005 from $10.28 on March 31, 2005, and the reinvestment of $0.202 in dividends.(2)

•      The Fund’s Class B shares had a total return of 1.96% for the six months ended September 30, 2005.(1)  This return was the result of an increase in NAV to $10.32 per share on September 30, 2005 from $10.28 on March 31, 2005, and the reinvestment of $0.162 in dividends.(2)

•      The Fund’s Class C shares had a total return of 1.87% for the six months ended September 30, 2005.(1)  This return was the result of an increase in NAV to $9.78 per share on September 30, 2005 from $9.75 on March 31, 2005, and the reinvestment of $0.153 in dividends.(2)

•      For comparison, the Lehman Brothers 7-Year Municipal Bond Index – an unmanaged index of investment-grade, municipal debt securities with an average maturity of 7 years – had a total return of 2.22% for the six months ended September 30, 2005.(3)

•      Based on the Fund’s most recent dividends annualized and NAVs on September 30, 2005 of $10.32 per share for Class A and Class B and $9.78 for Class C, the Fund’s distribution rates were 3.88%, 3.12% and 3.12%, respectively.(4) The distribution rates for Class A, Class B and Class C shares are equivalent to taxable rates of 6.16%, 4.95% and 4.95%, respectively.(5)

•      The SEC 30-day yields for Class A, Class B and Class C shares at September 30, 2005 were 3.03%, 2.35% and 2.35%, respectively.(6)  The SEC 30-day yields for Class A, Class B and Class C shares are equivalent to taxable yields of 4.81%, 3.73% and 3.73%, respectively.(5)

Fund Statistics**

• Number of Issues:	60
• Average Maturity:	12.6 years
• Effective Maturity:	7.7 years
• Average Rating:	AA+
• Average Call:	7.6 years
• Average Dollar Price:	$103.20

**   Fund Statistics are as of September 30, 2005. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Craig R. Brandon

Portfolio Manager

Management Discussion

•      Pennsylvania’s economy has continued to grow in 2005, building on an economic recovery that began in 2004 after three years of job losses. Health and social services have led the job gains in 2005, and the state now ranks among the top 10 states in health and social workers per capita. Professional and business services, along with construction, have been the fastest-growing sectors. Offsetting these gains, however, have been job declines in the manufacturing, mining, and information technology sectors. The state’s unemployment rate was 4.8% in September 2005, down from 5.4% in March 2005.

•      Insured* general obligations were a significant weighting at September 30, 2005, increasing slightly during the period. Management focused on cities, townships, counties and school districts it believes have relatively strong local economies, a sound tax base and reasonable future borrowing needs.

•      Insured* transportation bonds were prominent in the Fund. Transportation bonds finance improvements and expansions for the Commonwealth’s highway and port facilities, which are key to moving commercial traffic. The Fund’s investments included issues for highways, turnpikes, transportation and airport authorities.

•      Insured* escrowed/prerefunded bonds remained a significant focus of the Fund. Escrowed bonds are those that have been pre-refunded as the result of a refinancing and are backed by Treasuries. The bonds are deemed very high quality by investors and often provide above-average coupons.

•      Management continued its efforts, where possible, to upgrade the Fund’s call protection. The Fund sold bonds with approaching call dates in favor of high quality, non-callable bonds and bonds with more attractive call characteristics.

* Private insurance does not decrease the risk of principal fluctuations associated with this investment.

(1)  These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower.

(2)  A portion of the Fund’s income may be subject to federal income tax and/or alternative minimum tax and state and local taxes.

(3)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(5)  Taxable-equivalent rates assume a maximum 37.00% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.

(6)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	2.52%	1.74%	1.69%
Five Years	4.96	4.16	4.14
Ten Years	N.A.	3.74	3.71
Life of Fund†	4.72	4.17	3.53

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.22%	-1.22%	0.70%
Five Years	4.48	4.16	4.14
Ten Years	N.A.	3.74	3.71
Life of Fund†	4.47	4.17	3.53

†Inception Dates – Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

(1)  Average annual total returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Rating Distribution(2)

By total investments

(2)   Reflects the Fund’s total investments as of September 30, 2005. May not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 – September 30, 2005).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance California Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/05)	(9/30/05)	(4/1/05 - 9/30/05)

Actual
Class A	$1,000.00	$1,021.20	$4.41
Class B	$1,000.00	$1,017.30	$8.19
Class C	$1,000.00	$1,016.00	$8.19

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.41
Class B	$1,000.00	$1,016.90	$8.19
Class C	$1,000.00	$1,016.90	$8.19

*      Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Class A shares, 1.62% for Class B shares and 1.62% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

Eaton Vance Florida Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/05)	(9/30/05)	(4/1/05 - 9/30/05)

Actual
Class A	$1,000.00	$1,023.70	$4.21
Class B	$1,000.00	$1,019.70	$8.00
Class C	$1,000.00	$1,021.10	$7.99

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.20
Class B	$1,000.00	$1,017.10	$7.99
Class C	$1,000.00	$1,017.10	$7.99

*      Expenses are equal to the Fund’s annualized expense ratio of 0.83% for Class A shares, 1.58% for Class B shares and 1.58% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

Eaton Vance Massachusetts Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/05)	(9/30/05)	(4/1/05 - 9/30/05)

Actual
Class A	$1,000.00	$1,020.90	$4.10
Class B	$1,000.00	$1,016.90	$7.89
Class C	$1,000.00	$1,017.10	$7.89

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.10
Class B	$1,000.00	$1,017.20	$7.89
Class C	$1,000.00	$1,017.20	$7.89

*      Expenses are equal to the Fund’s annualized expense ratio of 0.81% for Class A shares, 1.56% for Class B shares and 1.56% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

Eaton Vance New Jersey Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/05)	(9/30/05)	(4/1/05 - 9/30/05)
Actual
Class A	$1,000.00	$1,021.00	$4.36
Class B	$1,000.00	$1,016.10	$8.14

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.36
Class B	$1,000.00	$1,017.00	$8.14

*      Expenses are equal to the Fund’s annualized expense ratio of 0.86% for Class A shares and 1.61% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

Eaton Vance New York Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/05)	(9/30/05)	(4/1/05 - 9/30/05)
Actual
Class A	$1,000.00	$1,010.50	$4.10
Class B	$1,000.00	$1,017.60	$7.89
Class C	$1,000.00	$1,016.60	$7.89

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.10
Class B	$1,000.00	$1,017.20	$7.89
Class C	$1,000.00	$1,017.20	$7.89

*      Expenses are equal to the Fund’s annualized expense ratio of 0.81% for Class A shares, 1.56% for Class B shares and 1.56% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

Eaton Vance Ohio Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/05)	(9/30/05)	(4/1/05 - 9/30/05)

Actual
Class A	$1,000.00	$1,020.00	$5.22
Class B	$1,000.00	$1,015.10	$8.99

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.22
Class B	$1,000.00	$1,016.10	$9.00

*      Expenses are equal to the Fund’s annualized expense ratio of 1.03% for Class A shares and 1.78% for Class B shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/05)	(9/30/05)	(4/1/05 - 9/30/05)

Actual
Class A	$1,000.00	$1,023.60	$4.41
Class B	$1,000.00	$1,019.70	$8.20
Class C	$1,000.00	$1,018.70	$8.20

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.41
Class B	$1,000.00	$1,016.90	$8.19
Class C	$1,000.00	$1,016.90	$8.19

*      Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Class A shares, 1.62% for Class B shares and 1.62% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2005.

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 98.2%
Principal Amount (000's omitted)	Security	Value
Electric Utilities - 0.7%
$250	California Department of Water Resource Power Supply, 5.125%, 5/1/18	$265,800
		$265,800
Escrowed / Prerefunded - 1.6%
$520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	$580,824
		$580,824
General Obligations - 4.1%
$400	California, 5.25%, 2/1/14	$435,792
1,000	California, 5.25%, 11/1/16	1,088,480
		$1,524,272
Hospital - 8.3%
$500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	$531,630
700	California Statewide Communities Development Authority, (Daughters of Charity Health System California), 5.00%, 7/1/22	711,571
700	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/16	746,991
130	Eastern Plumas Health Care District, 7.50%, 8/1/07	133,620
200	San Benito Health Care District, 5.375%, 10/1/12	205,418
400	Stockton Health Facilities, (Dameron Hospital), 5.70%, 12/1/14	418,748
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	320,865
		$3,068,843
Industrial Development Revenue - 0.5%
$200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$195,884
		$195,884
Insured-Education - 5.2%
$1,000	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$1,051,640

Principal Amount (000's omitted) Security		Value
Insured-Education (continued)
$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$311,980
500	California Educational Facilities Authority, (Santa Clara University), (MBIA), 5.00%, 2/1/19	533,855
		$1,897,475
Insured-Electric Utilities - 6.2%
$1,000	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14(1)	$1,153,580
500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	539,330
500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	578,385
		$2,271,295
Insured-Escrowed / Prerefunded - 2.1%
$210	California University Foundation Revenue, (Sacramento Auxiliary), (MBIA), Prerefunded to 10/1/12, 5.50%, 10/1/20	$236,231
500	Napa County Flood Protection and Watershed Improvements Authority, (FGIC), Prerefunded to 6/15/09, 5.00%, 6/15/18	538,920
		$775,151
Insured-General Obligations - 23.4%
$400	Barstow Unified School District, (FGIC), 5.25%, 8/1/18	$437,760
1,000	Burbank Unified School District, (FGIC), 0.00%, 8/1/12	773,780
1,080	Fillmore Unified School District, (FGIC), 0.00%, 7/1/15	716,980
760	Fresno Unified School District, (MBIA), 5.80%, 2/1/16	882,740
750	Los Angeles Unified School District, (Election of 1997), (MBIA), 5.125%, 7/1/21	804,495
500	Oak Grove School District, (Election of 1995), (FGIC), 5.00%, 8/1/16	536,525
1,000	Redwood City Elementary School District, (FGIC), 5.00%, 8/1/15	1,098,790
1,000	San Diego Unified School District, (MBIA), 5.00%, 7/1/17	1,097,410
1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	595,340
705	Ukiah Unified School District, (FGIC), 0.00%, 8/1/10	597,311
1,000	Walnut Valley Unified School District, (FGIC), 5.25%, 8/1/18	1,093,880
		$8,635,011

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted) Security		Value
Insured-Hospital - 1.2%
$400	California Statewide Communities Development Authority, (Sutter Health), (FSA), 6.00%, 8/15/13	$440,264
		$440,264
Insured-Lease Revenue / Certificates of Participation - 6.3%
$1,750	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/19	$938,105
750	California Public Works, (UCLA Replacement Hospital), (FSA), 5.375%, 10/1/16	817,942
505	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	561,535
		$2,317,582
Insured-Special Tax Revenue - 10.9%
$600	Burbank Public Financing Authority, (Golden State Redevelopment), (AMBAC), 5.25%, 12/1/22	$645,084
1,050	California Economic Recovery, (FGIC), 5.25%, 7/1/14	1,169,438
1,000	Garden Grove Community Development (Tax Allocation), (AMBAC), 5.25%, 10/1/16	1,089,530
1,000	San Mateo County Transportation District, (MBIA), 5.25%, 6/1/17	1,125,040
		$4,029,092
Insured-Transportation - 5.3%
$1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	$1,152,180
1,000	San Joaquin Hills, Transportation Corridor Agency Bridge & Toll Road, (MBIA), 0.00%, 1/15/12	791,900
		$1,944,080
Insured-Water and Sewer - 5.3%
$1,000	California Department of Water Resources, (FGIC), 5.50%, 12/1/17	$1,146,990
250	Sacramento County, Sanitation Financing Authority, (AMBAC), 5.50%, 12/1/19	286,883
500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	528,800
		$1,962,673
Lease Revenue / Certificates of Participation - 3.0%
$1,000	California Public Works, (University of California), 5.25%, 6/1/20	$1,111,740
		$1,111,740

Principal Amount (000's omitted) Security		Value
Other Revenue - 0.9%
$295	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	$318,709
		$318,709
Senior Living / Life Care - 0.7%
$250	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	$252,620
		$252,620
Solid Waste - 1.0%
$350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	$353,889
		$353,889
Special Tax Revenue - 9.3%
$300	Alameda Public Financing Authority, 5.45%, 9/2/14	$307,512
240	Brentwood Infrastructure Financing Authority, 5.625%, 9/2/15	247,279
195	Corona Public Financing Authority, 5.70%, 9/1/13	195,770
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	210,690
250	Jurupa Community Services District, 5.00%, 9/1/25	247,658
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	40,602
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	81,358
160	Murrueta Valley Unified School District, 5.70%, 9/1/17	171,578
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	416,493
295	Rancho Cucamonga Public Finance Authority, 5.75%, 9/2/12	312,027
290	Roseville Special Tax, 6.00%, 9/1/11	314,975
200	Santa Margarita Water District, 6.10%, 9/1/14	217,790
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	203,974
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	208,596
250	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/16	264,580
		$3,440,882
Transportation - 0.8%
$290	Port Redwood City, (AMT), 5.40%, 6/1/19	$299,616
		$299,616

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted) Security		Value
Water and Sewer - 1.4%
$500	Metropolitan Water District, (Southern California Waterworks), 4.75%, 7/1/22	$509,010
		$509,010
Total Tax-Exempt Investments - 98.2% (identified cost $34,761,208)		$36,194,712
Other Assets, Less Liabilities - 1.8%		$666,008
Net Assets - 100%		$36,860,720

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 67.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 10.9% to 22.4% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Florida Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 99.9%
Principal Amount (000's omitted)	Security	Value
Hospital - 3.9%
$1,000	Highlands County Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/20	$1,032,500
800	Highlands County, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/16(1)	851,288
500	West Orange Healthcare District, 5.50%, 2/1/10	535,560
		$2,419,348
Industrial Development Revenue - 0.9%
$500	Polk County IDA, (Cargill Fertilizer), (AMT), 5.50%, 11/1/09	$532,105
		$532,105
Insured-Electric Utilities - 7.0%
$2,000	Escambia County Utilities Authority, (FGIC), 0.00%, 1/1/15	$1,360,220
1,165	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	1,347,637
1,450	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,643,676
		$4,351,533
Insured-Escrowed / Prerefunded - 2.4%
$750	Palm Beach County Public Improvements, (Convention Center), (FGIC), Prerefunded to 1/01/11, 5.625%, 11/1/15	$839,932
1,000	Port Saint Lucie Utility, (MBIA), Escrowed to Maturity, 0.00%, 9/1/15	661,030
		$1,500,962
Insured-General Obligations - 5.5%
$500	Miami, (Homeland Defense), (MBIA), 0.00%, 1/1/12	$393,685
1,000	Miami, (MBIA), 5.375%, 9/1/15	1,102,360
750	Miami-Dade County General Obligation, (Fire and Rescue Service District), (AMBAC), 5.25%, 4/1/17	815,512
1,000	Miami-Dade County School District, (FSA), 5.375%, 8/1/15	1,126,720
		$3,438,277
Insured-Hospital - 4.0%
$750	Miami-Dade County, Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.625%, 8/15/16	$834,097
1,000	Saint Petersburg Health Facilities Authority, (All Children's Hospital), (AMBAC), 5.50%, 11/15/17	1,087,950
500	Sarasota County Public Hospital, (MBIA), 5.25%, 7/1/18	551,655
		$2,473,702

Principal Amount (000's omitted) Security		Value
Insured-Housing - 2.0%
$620	Florida Housing Finance Authority, (Leigh Meadows Apartments), (AMBAC), (AMT), 5.85%, 9/1/10	$640,218
585	Florida Housing Finance Authority, (Stottert Arms Apartments), (AMBAC), (AMT), 5.90%, 9/1/10	604,305
		$1,244,523
Insured-Miscellaneous - 6.2%
$500	Florida Board of Education Lottery Revenue, (FGIC), 5.00%, 7/1/20	$531,355
1,100	Florida Board of Education Lottery Revenue, (FGIC), 5.25%, 7/1/20	1,183,611
1,500	Jacksonville Entitlement Revenue, (Public Improvements), (FGIC), 5.00%, 10/1/21	1,593,840
500	Saint Johns County IDA, (Professional Golf Hall of Fame), (MBIA), 5.00%, 9/1/20	532,050
		$3,840,856
Insured-Solid Waste - 4.0%
$1,750	Dade County, Resource Recovery Facilities, (AMBAC), (AMT), 5.30%, 10/1/07(2)	$1,819,790
1,100	Palm Beach Solid Waste Authority, (AMBAC), 0.00%, 10/1/16	687,324
		$2,507,114
Insured-Special Tax Revenue - 9.5%
$1,755	Julington Creek Plantation Community Development District, (MBIA), 4.75%, 5/1/19	$1,814,214
2,000	Miami-Dade County Professional Sports Franchise Facilities, (MBIA), 0.00%, 10/1/13	1,463,600
330	Miami-Dade County, (MBIA), 0.00%, 10/1/08	298,402
770	Seminole County Sales Tax, (FGIC), 5.375%, 10/1/19	847,524
595	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/18	636,823
250	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/19	267,467
500	Tamarac, Sales Tax, (FGIC), 5.00%, 4/1/18	534,315
		$5,862,345
Insured-Transportation - 17.3%
$1,000	Broward County Airport System, (MBIA), (AMT), 5.375%, 10/1/13	$1,058,050
1,000	Canaveral Port Authority Improvements, (FGIC), 5.00%, 6/1/19	1,068,970
1,750	Dade County, Seaport, (MBIA), 5.125%, 10/1/16(3)	1,816,973
2,000	Hillsborough County, Avaition Authority, (AMBAC), (AMT), 5.25%, 10/1/18	2,172,640
4,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/19	4,641,200
		$10,757,833

See notes to financial statements

Eaton Vance Florida Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted) Security		Value
Insured-Water and Sewer - 20.5%
$2,260	Boynton Beach Utility System, (FGIC), 5.50%, 11/1/17	$2,595,158
750	Hillsborough County, Capacity Assessment, (FSA), 5.125%, 3/1/20	802,088
1,500	Marco Island Utility System, (MBIA), 5.25%, 10/1/16	1,648,875
2,000	Seacoast Utilities Authority Water and Sewer, (FGIC), 5.50%, 3/1/16	2,278,220
1,320	Sebring Water and Wastewater, (FGIC), 5.25%, 1/1/15	1,441,136
1,000	Sunrise Utilities Systems, (AMBAC), 5.20%, 10/1/22	1,109,910
1,000	Sunrise Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,140,890
1,000	Tallahassee, Consolidated Utilities System, (FGIC), 5.50%, 10/1/18	1,149,290
500	Tallahassee, Consolidated Utilities System, (FGIC), 5.50%, 10/1/19	576,035
		$12,741,602
Nursing Home - 1.5%
$555	Okaloosa County, Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	$507,614
385	Orange County, Health Facilities Authority, (Westminister Community Care Services), 6.50%, 4/1/12	399,926
		$907,540
Senior Living / Life Care - 1.7%
$250	Lee County IDA, (Shell Point Village), 5.50%, 11/15/21	$255,650
250	Lee County IDA, (Shell Point Village), 5.75%, 11/15/14	260,958
590	North Miami HFA, (Imperial Club), 6.75%, 1/1/33	552,942
		$1,069,550
Special Tax Revenue - 7.6%
$700	Concorde Estates Community Development District, Capital Improvements, 5.00%, 5/1/11	$704,207
400	Dupree Lakes Community Development District, 5.00%, 11/1/10	401,140
50	Fishhawk Community Development District II, 5.00%, 11/1/07	50,446
375	Fishhawk Community Development District ll, 5.125%, 11/1/09	379,834
355	Gateway Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	357,911
345	Heritage Harbour South Community Development District, (Capital Improvements), 5.25%, 11/1/08	347,529
180	Heritage Harbour South Community Development District, (Capital Improvements), 5.40%, 11/1/08	181,418
60	Heritage Palms Community Development District, Capital Improvements, 6.25%, 11/1/07	60,650
115	Longleaf Community Development District, 6.20%, 5/1/09	115,361
345	North Springs, Improvement District, (Heron Bay), 7.00%, 5/1/19	355,385

Principal Amount (000's omitted) Security		Value
Special Tax Revenue (continued)
$1,000	Orlando Capital Improvements, 5.00%, 10/1/18	$1,055,930
645	Sterling Hill Community Development District, Capital Improvements, 5.50%, 11/1/10	649,767
40	Waterlefe Community Development District, Capital Improvements, 6.25%, 5/1/10	40,414
		$4,699,992
Transportation - 2.3%
$1,340	Florida Turnpike Authority, 5.25%, 7/1/21	$1,440,634
		$1,440,634
Utilities - 3.6%
$240	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/18	$256,937
750	Orlando Utilities Commission Water and Electric, 5.00%, 10/1/22	793,350
1,100	Orlando Water and Electric Utilities Commission, 5.25%, 10/1/20	1,192,862
		$2,243,149
Total Tax-Exempt Investments - 99.9% (identified cost $59,576,304)		$62,031,065
Other Assets, Less Liabilities - 0.1%		$37,086
Net Assets - 100.0%		$62,068,151

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 78.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 27.9% of total investments.

(1)  When-issued security.

(2)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 99.9%
Principal Amount (000's omitted)	Security	Value
Education - 16.0%
$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.00%, 7/1/11	$606,471
1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	1,074,440
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	416,556
1,000	Massachusetts HEFA, (Boston College), 5.00%, 6/1/11	1,075,420
1,305	Massachusetts HEFA, (Boston College), 5.25%, 6/1/20	1,400,604
1,000	Massachusetts HEFA, (Boston College), 5.375%, 6/1/14	1,113,630
1,000	Massachusetts HEFA, (Harvard University), 5.00%, 7/15/22	1,062,080
1,000	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.00%, 7/1/18	1,110,170
1,000	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,143,520
750	Massachusetts HEFA, (Tufts University), 5.50%, 8/15/15	851,025
1,125	Massachusetts IFA, (Babson College), 5.375%, 10/1/17	1,172,171
500	Massachusetts IFA, (Belmont Hill School), 5.15%, 9/1/13	520,065
750	Massachusetts IFA, (St. Johns High School, Inc.), 5.70%, 6/1/18	779,505
500	Massachusetts IFA, (Wentworth Institute of Technology), 5.55%, 10/1/13	527,900
		$12,853,557
Electric Utilities - 0.7%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$535,535
		$535,535
Escrowed / Prerefunded - 8.7%
$350	Massachusetts Development Finance Agency, (YMCA of Greater Boston), Prerefunded to 11/1/08, 5.25%, 11/1/13	$375,781
500	Massachusetts HEFA, (Dana Farber Cancer Institute), Escrowed to Maturity, 6.50%, 12/1/05	503,095
485	Massachusetts IFA, (Dana Hall), Prerefunded to 7/1/07, 5.90%, 7/1/27	516,598
1,030	Massachusetts IFA, (Park School), Prerefunded to 9/1/06, 5.50%, 9/1/16	1,067,966
1,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,074,280
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20(1)	2,287,152

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded (continued)
$680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	$752,094
400	Rail Connections, Inc., (Rte. 128 Parking Garage), Escrowed to Maturity, 5.30%, 7/1/09	430,416
		$7,007,382
General Obligations - 6.8%
$1,000	Boston, 5.00%, 2/1/18	$1,065,120
500	Burlington, 5.00%, 2/1/15	546,435
500	Burlington, 5.00%, 2/1/16	547,955
750	Falmouth, 5.25%, 2/1/16	823,935
1,100	Wellesley, 5.00%, 6/1/16	1,219,427
1,150	Wellesley, 5.00%, 6/1/17	1,277,316
		$5,480,188
Health Care-Miscellaneous - 0.5%
$165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$167,734
225	Massachusetts Development Finance Agency, (New England Center for Children), 5.30%, 11/1/08	230,240
		$397,974
Hospital - 4.5%
$600	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/14	$652,494
865	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/15	936,977
245	Massachusetts HEFA, (Berkshire Health System), 4.50%, 10/1/05	245,002
435	Massachusetts HEFA, (Central New England Health Systems), 6.125%, 8/1/13	436,479
250	Massachusetts HEFA, (Partners Healthcare System), 5.00%, 7/1/09	263,877
1,000	Massachusetts HEFA, (Partners Healthcare System), 5.50%, 7/1/10	1,090,010
		$3,624,839
Insured-Education - 3.5%
$1,560	Massachusetts College Building Authority, (XLCA), 5.375%, 5/1/14	$1,732,723
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,107,810
		$2,840,533

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities - 9.3%
$2,120	Massachusetts Municipal Wholesale Electric Co., (MBIA), 5.25%, 7/1/12	$2,327,251
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13	1,094,300
1,500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	1,721,130
2,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	2,313,540
		$7,456,221
Insured-Escrowed / Prerefunded - 1.7%
$400	Massachusetts Turnpike Authority, Escrowed to Maturity, (FGIC), 5.125%, 1/1/23	$446,636
850	Route 3 North Transportation Improvements Association, (MBIA), Prerefunded to 6/15/10, 5.625%, 6/15/21	937,312
		$1,383,948
Insured-General Obligations - 13.7%
$1,000	Boston, (MBIA), 5.00%, 2/1/19	$1,075,060
2,000	Dudley-Charlton Regional School District, (FGIC), 5.125%, 6/15/13	2,203,320
1,000	Fall River, (FSA), 5.25%, 2/1/14	1,109,240
780	Groton-Dunstable Regional School District, (FSA), 5.00%, 10/15/17	841,129
750	Haverhill, (FGIC), 5.00%, 6/15/17	779,475
750	Lawrence, (MBIA), 5.00%, 3/15/13	817,462
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,084,770
1,095	Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17	1,223,914
1,175	Puerto Rico Public Improvements, (XLCA), 5.50%, 7/1/15	1,331,839
500	Springfield, (MBIA), 5.25%, 1/15/15	548,770
		$11,014,979
Insured-Hospital - 1.3%
$1,000	Massachusetts HEFA, (New England Medical Center Hospital), (FGIC), 5.375%, 5/15/15	$1,088,690
		$1,088,690
Insured-Miscellaneous - 1.0%
$750	Boston Convention Center Act 1997, (AMBAC), 5.00%, 5/1/16	$802,613
		$802,613

Principal Amount (000's omitted)	Security	Value
Insured-Solid Waste - 2.7%
$1,000	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/13	$1,106,500
1,000	Massachusetts Development Finance Agency, (Semass System), (MBIA), 5.625%, 1/1/16	1,090,760
		$2,197,260
Insured-Special Tax Revenue - 4.1%
$1,500	Massachusetts Special Obligations, (FGIC), 5.25%, 1/1/21	$1,685,895
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,154,550
400	Virgin Islands Public Financing Authority, (FSA), 5.00%, 10/1/13	438,348
		$3,278,793
Insured-Transportation - 10.1%
$1,630	Massachusetts Bay Transportation Authority, (General Transportation System), (MBIA), 5.50%, 3/1/14	$1,835,266
500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	529,850
1,225	Massachusetts Port Authority, (FSA), 5.125%, 7/1/17	1,303,572
1,500	Massachusetts State Federal Highway Grant Anticipation Notes, (FSA), 5.50%, 12/15/13	1,689,315
1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,112,420
500	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	576,090
1,000	Puerto Rico Highway and Transportation Authority (CIFG), 5.50%, 7/1/15	1,131,740
		$8,178,253
Lease Revenue / Certificates of Participation - 0.7%
$580	Puerto Rico, ITEM & ECFA, (Guaynabo Municipal Government), 5.375%, 7/1/06	$589,170
		$589,170
Miscellaneous - 1.3%
$1,000	Massachusetts Development Finance Agency, (Jewish Philanthropies), 5.25%, 2/1/22	$1,082,570
		$1,082,570
Nursing Home - 0.9%
$515	Massachusetts HEFA, (Christopher House), 6.25%, 1/1/07	$520,619
175	Massachusetts IFA, (Age Institute of Massachusetts), 7.60%, 11/1/05	175,149
		$695,768

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care - 1.4%
$600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$605,604
480	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	484,435
		$1,090,039
Solid Waste - 1.3%
$1,000	Massachusetts IFA, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,022,590
		$1,022,590
Special Tax Revenue - 4.5%
$750	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$838,538
1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,118,050
1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.50%, 7/1/17	1,142,020
500	Massachusetts Special Obligations, 5.00%, 6/1/14	543,090
		$3,641,698
Transportation - 3.0%
$1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	$1,097,420
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,332,740
		$2,430,160
Water and Sewer - 2.2%
$1,595	Massachusetts Water Pollution Abatement Trust, 0.00%, 8/1/12	$1,228,405
500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	545,860
		$1,774,265
Total Tax-Exempt Investments - 99.9% (identified cost $77,244,960)		$80,467,025
Other Assets, Less Liabilities - 0.1%		$89,178
Net Assets - 100.0%		$80,556,203

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 47.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 18.5% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 99.8%
Principal Amount (000's omitted)	Security	Value
Education - 1.6%
$750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/11	$798,262
		$798,262
Electric Utilities - 0.9%
$420	New Jersey Economic Development Authority PCR, (PSEG Power), 5.00%, 3/1/12	$446,023
		$446,023
Escrowed / Prerefunded - 6.8%
$350	New Jersey EDA, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$413,192
2,030	New Jersey EDA, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,541,014
300	New Jersey EDA, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	337,320
600	New Jersey Educational Facility Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	647,028
500	New Jersey, Prerefunded to 2/1/09, 4.50%, 2/1/18	521,555
		$3,460,109
General Obligations - 5.1%
$500	Jersey City School District, 6.25%, 10/1/10	$562,845
1,050	Puerto Rico, 0.00%, 7/1/08	961,096
1,000	Union County, (General Improvements), 5.00%, 3/1/17	1,069,700
		$2,593,641
Hospital - 7.5%
$1,000	Camden County, Improvement Authority, (Cooper Health), 5.75%, 2/15/34	$1,053,460
500	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	559,730
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	486,513
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	534,395
425	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	471,746
680	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 5.75%, 7/1/08	704,840
		$3,810,684

Principal Amount (000's omitted) Security		Value
Industrial Development Revenue - 4.2%
$350	New Jersey EDA, (American Airlines), (AMT), 7.10%, 11/1/31	$270,312
450	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/19	383,805
500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27(1)	480,625
1,000	New Jersey EDA, (Waste Management, Inc.), (AMT), 4.50%, 6/1/15	993,750
		$2,128,492
Insured-Education - 2.9%
$900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	$938,970
500	University of New Jersey Medicine and Dentistry, (AMBAC), 5.375%, 12/1/13	552,655
		$1,491,625
Insured-Electric Utilities - 3.7%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co,), (MBIA), 6.80%, 3/1/21	$724,982
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18(2)	1,133,570
		$1,858,552
Insured-Escrowed / Prerefunded - 4.8%
$1,000	New Jersey Economic Development Authority, (School Facility), (AMBAC), Prerefunded to 6/15/11, 5.25%, 6/15/16	$1,097,320
1,300	Washington Township Board of Education, (MBIA), Prerefunded to 2/01/07, 5.125%, 2/1/15	1,336,985
		$2,434,305
Insured-General Obligations - 14.1%
$330	Clearview Regional High School District, (FGIC), 5.375%, 8/1/15	$367,947
320	Egg Harbor Township School District, (FSA), 5.50%, 7/15/19	368,093
750	Freehold Regional High School District, (FGIC), 5.00%, 3/1/18	830,970
720	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	827,906
750	Hunterdon Central Regional High School District, (FSA), 4.75%, 5/1/12	807,210
500	Manalapan-Englishtown Regional Board of Education, (FGIC), 5.50%, 12/1/16	572,095

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted) Security		Value
Insured-General Obligations (continued)
$725	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/11	$795,129
825	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/14	913,704
1,000	Puerto Rico Public Improvements, (CIFG), 5.25%, 7/1/17	1,114,740
500	Puerto Rico Public Improvements, (XLCA), 5.25%, 7/1/17	558,865
		$7,156,659
Insured-Hospital - 2.9%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), 6.00%, 7/1/12(3)	$1,485,055
		$1,485,055
Insured-Housing - 2.0%
$1,000	New Jersey Housing and Mortgage Finance Agency, (FGIC), 4.50%, 11/1/19	$1,009,900
		$1,009,900
Insured-Lease Revenue / Certificates of Participation - 3.9%
$1,000	Hudson County, (MBIA), 6.25%, 6/1/15	$1,175,210
710	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	809,180
		$1,984,390
Insured-Nursing Home - 0.9%
$400	Rahway Geriatrics Center Inc., (MBIA), 5.25%, 5/1/15	$441,552
		$441,552
Insured-Other Revenue - 2.1%
$500	Monmouth County Improvements Authority, (AMBAC), 5.00%, 12/1/11	$542,425
500	Trenton Parking Authority, (FGIC), 5.125%, 4/1/12	539,830
		$1,082,255
Insured-Special Tax Revenue - 4.4%
$1,000	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/16	$1,099,230
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,154,550
		$2,253,780

Principal Amount (000's omitted) Security		Value
Insured-Transportation - 9.7%
$1,000	Delaware River Port Authority, (AMBAC), 5.00%, 1/1/16	$1,095,270
1,000	Delaware River Port Authority, (FSA), 5.10%, 1/1/20	1,066,070
500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	543,805
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,137,990
750	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 5.50%, 12/15/13	841,275
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	266,768
		$4,951,178
Insured-Water and Sewer - 7.5%
$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,224,268
420	Musconetcong Sewer Authority, (MBIA), 5.25%, 1/1/13	462,601
1,000	North Hudson Sewer Authority, (FGIC), 5.25%, 8/1/16	1,092,500
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16	360,871
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17	342,492
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18	325,242
		$3,807,974
Lease Revenue / Certificates of Participation - 6.5%
$1,000	Bergen County, Improvement Authority, (County Administration Complex), 5.00%, 11/15/21	$1,101,020
1,000	New Jersey EDA, (School Facilities Construction), 5.00%, 3/1/19(4)	1,059,280
1,000	New Jersey EDA, (School Facilities Construction), 5.50%, 9/1/19	1,135,370
		$3,295,670
Nursing Home - 1.0%
$500	New Jersey EDA, (Masonic Charity Foundation), 4.80%, 6/1/11	$524,480
		$524,480
Senior Living / Life Care - 1.2%
$300	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18	$304,338
300	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	302,061
		$606,399
Solid Waste - 0.3%
$170	Atlantic County Utilities Authority, Solid Waste System, 7.00%, 3/1/08	$171,751
		$171,751

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted) Security		Value
Special Tax Revenue - 2.2%
$1,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/16	$1,092,610
		$1,092,610
Transportation - 3.6%
$1,000	New Jersey Transportation Trust Fund Authority, Variable Rate, 7.00%, 6/15/17(5)(6)	$1,104,740
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	737,723
		$1,842,463
Total Tax-Exempt Investments - 99.8% (identified cost $48,380,406)		$50,727,809
Other Assets, Less Liabilities - 0.2%		$76,600
Net Assets - 100.0%		$50,804,409

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 59.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 15.0% of total investments.

(1)  Defaulted bond.

(2)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  When-issued security.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $1,104,740 or 2.2% of the Fund's net assets.

(6)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 99.8%
Principal Amount (000's omitted)	Security	Value
Cogeneration - 0.5%
$600	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$603,720
		$603,720
Education - 2.3%
$1,000	New York Dormitory Authority, (Columbia University), 5.125%, 7/1/15	$1,091,700
600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	660,912
105	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19	116,092
625	Troy IDA, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	694,919
		$2,563,623
Electric Utilities - 2.2%
$2,500	New York Energy Research and Development Authority Facility, (AMT), 4.70%, 6/1/36	$2,501,250
		$2,501,250
Escrowed / Prerefunded - 7.4%
$1,000	Metropolitan Transportation Authority, Prerefunded to 7/1/15, 5.50%, 7/1/17	$1,141,340
745	New York Environmental Facility Corp., Pollution Control, (New York City Municipal Water), Escrowed to Maturity, 5.75%, 6/15/10	827,628
1,000	New York State Urban Development Corp., (Youth Facilities), Prerefunded to 4/1/07, 5.75%, 4/1/10	1,060,380
1,000	New York Urban Development Corp., (Personal Income Tax), Prerefunded to 3/15/12, 5.375%, 3/15/17	1,111,130
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,289,129
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,126,760
500	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/22, 5.25%, 1/1/28	568,020
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 7/1/09, 5.25%, 1/1/17	1,080,210
		$8,204,597

Principal Amount (000's omitted)	Security	Value
General Obligations - 3.6%
$1,000	New York City, 0.00%, 8/1/08	$911,730
1,000	New York City, 0.00%, 8/1/08	911,730
1,000	New York City, 5.00%, 3/1/19	1,054,900
1,000	Orange County, 5.00%, 7/15/18	1,098,780
		$3,977,140
Health Care-Miscellaneous - 0.6%
$245	Suffolk County IDA, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$266,420
400	Westchester County IDA, (Children's Village), 5.375%, 3/15/19	405,552
		$671,972
Hospital - 4.9%
$455	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	$479,338
580	Fulton County IDA, (Nathan Littauer Hospital), 5.75%, 11/1/09	579,901
1,000	Monroe County IDA, (Highland Hospital), 5.00%, 8/1/15	1,053,390
225	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	245,045
1,200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	1,294,920
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	536,385
500	Oneida County IDA, (St. Elizabeth Medical Center), 5.50%, 12/1/10	510,290
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	806,047
		$5,505,316
Housing - 0.5%
$500	New York State Mortgage Agency, (AMT), 5.20%, 10/1/08	$512,735
		$512,735
Industrial Development Revenue - 2.2%
$1,000	Dutchess County IDA, (IBM), (AMT), Variable Rate, 5.45%, 12/1/29	$1,074,550
250	Onondaga County, IDA, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	257,260
1,500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,126,980
		$2,458,790

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education - 10.9%
$1,900	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/16	$2,167,501
1,000	New York Dormitory Authority Revenue, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	1,162,890
1,000	New York Dormitory Authority, (Canisius College), (MBIA), 5.00%, 7/1/16	1,080,460
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,593,467
1,455	New York Dormitory Authority, (Mt. Sinai School of Medicine), (MBIA), 5.25%, 7/1/13	1,594,927
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,151,120
1,000	New York Dormitory Authority, (Student Housing), (FGIC), 5.25%, 7/1/15	1,105,870
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), 5.25%, 5/15/13	1,105,830
1,000	New York Dormitory, (City University), (AMBAC), 5.625%, 7/1/16	1,140,250
		$12,102,315
Insured-Electric Utilities - 5.8%
$500	Long Island Power Authority, Electric System Revenue, (FSA), 0.00%, 6/1/15	$339,500
500	Long Island Power Authority, Electric System Revenue, (FSA), 5.00%, 12/1/18	526,830
3,625	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	4,159,397
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,416,962
		$6,442,689
Insured-Escrowed / Prerefunded - 8.7%
$1,000	Long Island Power Authority, Electric System Revenue, (FSA), Escrowed to Maturity, 5.25%, 12/1/14	$1,120,210
2,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 10/1/15, 5.00%, 4/1/23	2,206,040
2,240	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/08, 5.70%, 7/1/10	2,397,002
1,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/09, 5.25%, 7/1/17	1,076,490
490	New York Dormitory Authority, (Mental Health Services Facilities), Prerefunded to 8/15/07, (FSA), 5.125%, 8/15/17	513,878
1,225	New York Dormitory Authority, (Mental Health Services), Prerefunded to 8/15/11, (MBIA), 5.50%, 8/15/13	1,366,769
450	New York Thruway Authority Service Contract, (Local Highway and Bridge), (MBIA), Prerefunded to 4/1/09, 5.40%, 4/1/15	488,538

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$250	New York Urban Development Corp., (Correctional Facilities), (AMBAC), Prerefunded to 1/01/09, 5.25%, 1/1/15	$269,042
250	Niagara County IDA, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	282,938
		$9,720,907
Insured-General Obligations - 9.7%
$500	Clarence, Central School District, (FSA), 5.00%, 5/15/17	$536,280
1,000	Monroe County, (Public Improvements), (MBIA), 6.00%, 3/1/19	1,202,040
1,000	New York City, (MBIA), 5.75%, 8/1/14	1,111,200
1,500	New York City, (XLCA), 5.50%, 8/1/12	1,668,390
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	2,206,425
1,965	Puerto Rico, (MBIA), 5.50%, 7/1/16	2,254,680
1,645	Red Hook Central School District, (FSA), 5.125%, 6/15/16	1,785,582
		$10,764,597
Insured-Health Care Miscellaneous - 0.0%
$5	New York Dormitory Authority, (Mental Health Services Facilities), (FSA), 5.125%, 8/15/17	$5,224
		$5,224
Insured-Hospital - 2.1%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/17	$1,812,736
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	550,130
		$2,362,866
Insured-Lease Revenue / Certificates of Participation - 4.8%
$2,470	Metropolitan Transportation Authority, Service Contract, (FSA), 5.50%, 7/1/17	$2,823,284
1,250	Metropolitan Transportation Authority, Service Contract, (MBIA), 5.50%, 7/1/14	1,413,350
1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	1,094,530
		$5,331,164
Insured-Special Tax Revenue - 4.9%
$2,250	New York Local Government Assistance Corp., (MBIA), 0.00%, 4/1/13	$1,692,653
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19(1)	2,292,960

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$1,250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	$1,443,188
		$5,428,801
Insured-Transportation - 8.1%
$1,000	Metropolitan Transportation Authority, (MBIA), 5.50%, 11/15/13	$1,127,000
500	Monroe County Airport Authority, (MBIA), (AMT), Variable Rate, 8.619%, 1/1/17(2)(3)	637,790
1,000	Puerto Rico Commonwealth Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,152,180
1,585	Puerto Rico Highway and Transportation (Finance Authority), (FSA), 5.50%, 7/1/12	1,779,654
1,850	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	2,113,107
1,920	Triborough Bridge and Tunnel Authority, (MBIA), 5.50%, 11/15/18	2,210,707
		$9,020,438
Lease Revenue / Certificates of Participation - 3.8%
$1,000	New York Dormitory Authority, (Child Care Facility), 5.375%, 4/1/14	$1,082,510
2,000	New York State Energy Research and Development Authority, (Western NY Nuclear Service Center), 6.00%, 4/1/06	2,031,580
1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50%, 1/1/17	1,086,400
		$4,200,490
Other Revenue - 0.7%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$805,643
		$805,643
Senior Living / Life Care - 1.1%
$330	Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12(4)	$284,830
400	Mt. Vernon IDA, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	412,088
500	Suffolk County IDA, (Jeffersons Ferry), 7.20%, 11/1/19	543,405
		$1,240,323
Solid Waste - 2.6%
$750	Hempstead IDA, (American Refuel), 5.00%, 12/1/10	$783,405
2,000	Niagra County, IDA, (American Ref-Fuel Co. LLC), (AMT), Variable Rate, 5.55%, 11/15/24	2,147,000
		$2,930,405

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue - 7.3%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,215,149
1,000	New York City Transitional Finance Authority, 4.75%, 11/15/23	1,024,970
945	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/16	978,973
1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/1/13	1,091,650
500	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/15/14	546,260
3,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	3,317,670
		$8,174,672
Transportation - 1.6%
$1,685	Triborough Bridge and Tunnel Authority, 5.00%, 1/1/15	$1,789,268
		$1,789,268
Water and Sewer - 3.5%
$2,000	New York City Municipal Water Finance Authority, 5.125%, 6/15/21	$2,077,120
1,000	New York Environmental Facilities Corp., Water Finance Authority, 5.00%, 6/15/17	1,079,550
500	New York Environmental Facility Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14	548,535
120	New York Environmental Facility Corp., Pollution Control, (New York City Municipal Water), 5.75%, 6/15/10	132,761
		$3,837,966
Total Tax-Exempt Investments - 99.8% (identified cost $107,212,603)		$111,156,911
Other Assets, Less Liabilities - 0.2%		$218,772
Net Assets - 100.0%		$111,375,683

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 55.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 21.8% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $637,790 or 0.6% of the Fund's net assets.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2005.

(4)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Ohio Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 98.7%
Principal Amount (000's omitted) Security		Value
Cogeneration - 0.5%
$95	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$98,619
		$98,619
Education - 5.6%
$500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	$541,875
500	Ohio State University General Receipts, 5.25%, 12/1/17	547,565
		$1,089,440
Escrowed / Prerefunded - 1.4%
$250	Cuyahoga County, (Rock and Roll Hall of Fame), Escrowed to Maturity, 5.85%, 12/1/08	$270,180
		$270,180
General Obligations - 4.8%
$100	Cuyahoga County, Sewer Improvement District, 5.45%, 12/1/15	$109,247
500	Hamilton School District, 6.15%, 12/1/15	593,065
250	Ohio, 0.00%, 8/1/08	228,582
		$930,894
Hospital - 8.5%
$500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	$557,940
500	Erie County Hospital Facility, (Firelands Regional Medical Center), 5.50%, 8/15/12	543,665
250	Parma, Hospital Improvement, (Parma Community General Hospital Association), 5.25%, 11/1/13	260,302
250	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	273,518
		$1,635,425
Housing - 1.6%
$300	Ohio Housing Finance Agency Mortgage, (AMT), 4.55%, 9/1/11	$309,651
		$309,651

Principal Amount (000's omitted) Security		Value
Industrial Development Revenue - 7.1%
$500	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	$530,445
330	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	330,254
500	Toledo Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	512,160
		$1,372,859
Insured-Education - 4.1%
$750	Cleveland-Cuyahoga Port Authority, (AMBAC), 5.00%, 8/1/21	$794,798
		$794,798
Insured-Electric Utility - 2.7%
$500	Hamilton Electric, (FSA), 4.30%, 10/15/16	$515,305
		$515,305
Insured-General Obligations - 23.5%
$200	Amherst School District, (FGIC), 5.00%, 12/1/11	$217,548
250	Athens City School District, (FSA), 5.45%, 12/1/10	275,590
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	212,254
265	Clinton Massie Local School District, (MBIA), 0.00%, 12/1/09	230,608
225	Finneytown Local School District, (FGIC), 6.15%, 12/1/11	259,839
1,000	Hilliard School District, (FGIC), 0.00%, 12/1/14	685,670
175	Sciota Valley and Ross County School District, (FGIC), 0.00%, 12/1/11	140,168
750	Springfield City School District, Clark County, (AMBAC), 4.30%, 12/1/14	770,805
600	Springfield City School District, Clark County, (FGIC), 5.00%, 12/1/17	644,790
500	Strongsville City School District, (MBIA), 5.375%, 12/1/12(1)	558,295
460	Wyoming, School District, (FGIC), 5.75%, 12/1/17	538,632
		$4,534,199
Insured-Hospital - 2.9%
$500	Cuyahoga County, (Metrohealth System), (MBIA), 5.50%, 2/15/12	$554,865
		$554,865
Insured-Industrial Development Revenue - 3.0%
$500	Akron Economic Development, (MBIA), 6.00%, 12/1/12	$570,390
		$570,390

See notes to financial statements

Eaton Vance Ohio Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted) Security		Value
Insured-Lease Revenue / Certificates of Participation - 2.9%
$500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	$554,290
		$554,290
Insured-Special Tax Revenue - 3.0%
$500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	$577,275
		$577,275
Insured-Transportation - 6.1%
$300	Cleveland Airport System, (FSA), 5.25%, 1/1/14	$322,596
750	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	860,910
		$1,183,506
Insured-Water and Sewer - 6.6%
$475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	$519,441
650	Ohio Water Development Authority, (FSA), 5.50%, 12/1/17	747,585
		$1,267,026
Lease Revenue / Certificates of Participation - 5.4%
$750	Ohio Parks and Recreational Capital Facilities, 5.50%, 6/1/14	$835,478
200	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	211,690
		$1,047,168
Pooled Loans - 6.1%
$250	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$251,198
295	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	303,172
250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	260,225
200	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (Alex Products), (AMT), 6.125%, 11/15/09	216,018
150	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (Superior), 5.10%, 5/15/12	153,009
		$1,183,622

Principal Amount (000's omitted) Security		Value
Water and Sewer - 2.9%
$500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	$559,570
		$559,570
Total Tax-Exempt Investments - 98.7% (identified cost $17,978,100)		$19,049,082
Other Assets, Less Liabilities - 1.3%		$243,885
Net Assets - 100.0%		$19,292,967

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 55.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.3% to 20.6% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments - 98.0%
Principal Amount (000's omitted) Security		Value
Cogeneration - 1.1%
$295	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$319,267
350	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	352,320
		$671,587
Electric Utilities - 0.7%
$400	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$422,900
		$422,900
Escrowed / Prerefunded - 2.1%
$1,200	Lehigh County, General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	$1,269,216
		$1,269,216
Health Care-Miscellaneous - 0.5%
$250	Allegheny County IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	$265,515
		$265,515
Hospital - 4.0%
$500	Allegheny County Hospital Development Authority, (West Pennsylvania Health System), 8.65%, 11/15/05	$502,160
160	Hazleton Health Services Authority, (Hazleton General Hospital), 5.50%, 7/1/07	158,046
145	Hazleton Health Services Authority, (St. Joseph's Hospital), 5.85%, 7/1/06	144,574
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	212,008
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	557,825
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	842,072
		$2,416,685
Industrial Development Revenue - 3.5%
$700	Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20	$728,140
750	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	563,490
750	Schuylkill County IDA, (Pine Grove Landfill, Inc.), (AMT), 5.10%, 10/1/19	773,738
		$2,065,368

Principal Amount (000's omitted) Security		Value
Insured-Cogeneration - 1.4%
$800	Pennsylvania EDA, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$816,760
		$816,760
Insured-Education - 5.0%
$1,500	Allegheny County, Higher Education Building Authority, (Duquesne University), (AMBAC), 5.00%, 3/1/16(1)	$1,540,410
1,100	Lycoming County Authority College, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,178,221
250	University of Pittsburgh, (FGIC), 5.125%, 6/1/22	261,480
		$2,980,111
Insured-Electric Utilities - 11.2%
$1,500	Cambria County IDA, (Pennsylvania Electric), (MBIA), 5.35%, 11/1/10	$1,637,340
2,000	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	2,111,260
1,250	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16	1,434,275
1,370	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,552,991
		$6,735,866
Insured-Escrowed / Prerefunded - 12.0%
$580	Allegheny County, (FGIC), Prerefunded to 5/1/11, 5.40%, 11/1/19	$639,108
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	551,795
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), Prerefunded to 7/15/11, 5.125%, 7/15/22	1,098,280
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/17	1,112,000
1,000	Spring-Ford Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,084,660
5,000	Westmoreland County, Municipal Authority, Water Utility, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,714,950
		$7,200,793
Insured-General Obligations - 31.2%
$785	Allegheny County, (FGIC), 5.40%, 11/1/19	$855,689
1,540	Centre County, (MBIA), 5.25%, 7/1/18	1,682,157
1,020	Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16	651,678
1,000	Council Rock School District, (MBIA), 5.00%, 11/15/19	1,070,510
1,250	Cranberry Township, (FGIC), 5.00%, 12/1/20	1,326,800

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted) Security		Value
Insured-General Obligations (continued)
$2,000	Ephrata Area School District, (FGIC), 5.25%, 4/15/19	$2,174,880
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,252,492
1,355	McKeesport, (FGIC), 0.00%, 10/1/11	1,093,756
1,000	Palmyra Area School District, (FGIC), 5.00%, 5/1/17	1,069,550
2,000	Pennsylvania, (MBIA), 5.375%, 7/1/19	2,282,900
2,000	Pittsburgh, (AMBAC), 5.125%, 9/1/18	2,110,800
1,000	Pittsburgh, (AMBAC), 5.25%, 9/1/22	1,057,070
1,000	Reading School District, (FGIC), 0.00%, 1/15/12	788,480
1,250	Sto-Rox School District, (FGIC), 5.125%, 12/15/22	1,340,763
		$18,757,525
Insured-Hospital - 1.8%
$500	Allegheny County Hospital Development Authority, (South Hills Health), (MBIA), 5.50%, 5/1/08	$517,035
500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	554,995
		$1,072,030
Insured-Lease Revenue / Certificates of Participation - 2.5%
$1,355	Philadelphia IDA, Stadium Lease, (FSA), 5.50%, 10/1/21	$1,494,389
		$1,494,389
Insured-Special Tax Revenue - 0.6%
$350	Pittsburgh and Allegheny County, Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$367,899
		$367,899
Insured-Transportation - 13.1%
$1,000	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/10	$1,079,720
590	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/12	645,726
2,000	Pennsylvania Turnpike Commission, Reistration Fee Revenue, (FSA), 5.25%, 7/15/22	2,265,320
1,000	Philadelphia Airport, (FGIC), (AMT), 5.375%, 7/1/14	1,053,920
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/15	1,142,220
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/18	1,156,770
500	Southeastern Pennsylvania Transportation Authority, (FGIC), 5.25%, 3/1/16	533,815
		$7,877,491

Principal Amount (000's omitted) Security		Value
Insured-Utility - 1.8%
$1,000	Philadelphia Gas Works Revenue, (FSA), 5.25%, 8/1/17	$1,083,670
		$1,083,670
Insured-Water and Sewer - 2.7%
$1,500	Allegheny County, Sanitation Authority, (MBIA), 5.00%, 12/1/19	$1,606,050
		$1,606,050
Senior Living / Life Care - 2.1%
$500	Bucks County IDA, (Pennswood), 5.80%, 10/1/20	$529,105
390	Cliff House Trust, (AMT), 6.625%, 6/1/27	196,197
335	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	352,420
185	Lancaster County Hospital Authority, (Willow Valley Retirement), 5.55%, 6/1/15	196,588
		$1,274,310
Transportation - 0.7%
$435	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	$443,217
		$443,217
Total Tax-Exempt Investments - 98.0% (identified cost $56,138,787)		$58,821,382
Other Assets, Less Liabilities - 2.0%		$1,227,876
Net Assets - 100.0%		$60,049,258

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2005, 85.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 27.1% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of September 30, 2005

	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
Assets
Investments -
Identified cost	$34,761,208	$59,576,304	$77,244,960	$48,380,406
Unrealized appreciation	1,433,504	2,454,761	3,222,065	2,347,403
Investments, at value	$36,194,712	$62,031,065	$80,467,025	$50,727,809
Cash	$352,785	$68,050	$-	$155,250
Receivable for investments sold	5,000	110,481	-	658,124
Receivable for Fund shares sold	206,973	-	3,362	45,663
Interest receivable	427,030	956,090	1,001,832	670,386
Receivable for daily variation margin on open financial futures contracts	31,125	51,843	38,953	45,515
Prepaid expenses	-	2,324	2,325	-
Total assets	$37,217,625	$63,219,853	$81,513,497	$52,302,747
Liabilities
Payable for Fund shares redeemed	$250,897	$119,661	$348,710	$288,813
Demand note payable	-	-	300,000	-
Dividends payable	52,735	87,945	107,085	72,207
Payable for when-issued securities	-	852,784	-	1,062,400
Due to bank	-	-	85,037	-
Payable to affiliate for Trustees' fees	17	-	-	-
Payable to affiliate for investment advisory fees	13,069	22,779	29,156	18,506
Payable to affiliate for distribution and service fees	16,202	34,457	46,259	24,718
Accrued expenses	23,985	34,076	41,047	31,694
Total liabilities	$356,905	$1,151,702	$957,294	$1,498,338
Net Assets	$36,860,720	$62,068,151	$80,556,203	$50,804,409
Sources of Net Assets
Paid-in capital	$36,276,162	$61,368,322	$80,445,576	$50,224,374
Accumulated net realized loss (computed on the basis of identified cost)	(1,084,129)	(2,012,044)	(3,309,521)	(2,009,294)
Accumulated undistributed (distributions in excess of) net investment income	(8,277)	(6,990)	(1,735)	5,872
Net unrealized appreciation (computed on the basis of identified cost)	1,676,964	2,718,863	3,421,883	2,583,457
Total	$36,860,720	$62,068,151	$80,556,203	$50,804,409
Class A Shares
Net Assets	$33,560,834	$39,756,991	$46,244,506	$42,605,973
Shares Outstanding	3,251,687	3,866,897	4,530,937	4,207,087
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.32	$10.28	$10.21	$10.13
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$10.56	$10.52	$10.45	$10.36
Class B Shares
Net Assets	$3,257,713	$7,268,565	$9,443,892	$8,198,436
Shares Outstanding	316,634	706,912	926,102	809,745
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.29	$10.28	$10.20	$10.12
Class C Shares
Net Assets	$42,173	$15,042,595	$24,867,805	$-
Shares Outstanding	4,229	1,549,785	2,544,349	-
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.97	$9.71	$9.77	$-

On sales of $100,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of September 30, 2005

	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
Assets
Investments -
Identified cost	$107,212,603	$17,978,100	$56,138,787
Unrealized appreciation	3,944,308	1,070,982	2,682,595
Investments, at value	$111,156,911	$19,049,082	$58,821,382
Cash	$1,406,702	$96,794	$281,653
Receivable for Fund shares sold	95,388	11,789	455,681
Interest receivable	1,533,095	242,651	739,927
Receivable for daily variation margin on open financial futures contracts	63,093	8,016	46,500
Prepaid expenses	1,728	-	-
Total assets	$114,256,917	$19,408,332	$60,345,143
Liabilities
Payable for investments purchased	$2,190,018	$-	$-
Payable for Fund shares redeemed	386,248	50,000	121,338
Dividends payable	154,989	29,331	87,510
Payable to affiliate for investment advisory fees	39,737	6,908	21,460
Payable to affiliate for distribution and service fees	60,868	8,448	33,101
Accrued expenses	49,374	20,678	32,476
Total liabilities	$2,881,234	$115,365	$295,885
Net Assets	$111,375,683	$19,292,967	$60,049,258
Sources of Net Assets
Paid-in capital	$110,311,297	$19,226,504	$59,571,264
Accumulated net realized loss (computed on the basis of identified cost)	(3,058,243)	(1,046,657)	(2,428,550)
Accumulated undistributed (distributions in excess of) net investment income	(96,601)	9,081	(27,596)
Net unrealized appreciation (computed on the basis of identified cost)	4,219,230	1,104,039	2,934,140
Total	$111,375,683	$19,292,967	$60,049,258
Class A Shares
Net Assets	$67,974,859	$17,371,664	$35,506,274
Shares Outstanding	6,434,439	1,782,530	3,441,160
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.56	$9.75	$10.32
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$10.80	$9.97	$10.56
Class B Shares
Net Assets	$11,597,786	$1,921,303	$7,722,853
Shares Outstanding	1,098,681	197,453	748,426
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.56	$9.73	$10.32
Class C Shares
Net Assets	$31,803,038	$-	$16,820,131
Shares Outstanding	3,166,928	-	1,719,336
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.04	$-	$9.78

On sales of $100,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended September 30, 2005

	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
Investment Income
Interest	$809,285	$1,516,745	$1,833,511	$1,165,048
Total investment income	$809,285	$1,516,745	$1,833,511	$1,165,048
Expenses
Investment adviser fee	$78,841	$145,719	$181,337	$113,033
Trustees fees and expenses	944	3,664	3,631	3,699
Distribution and service fees
Class A	24,770	32,291	35,431	32,820
Class B	15,896	34,757	45,319	39,041
Class C	130	73,920	122,704	-
Legal and accounting services	13,600	14,906	16,088	15,520
Printing and postage	4,599	8,585	9,868	8,206
Custodian fee	18,808	27,494	34,174	22,308
Transfer and dividend disbursing agent	6,588	14,910	21,065	15,040
Registration fees	2,013	3,005	4,934	1,098
Miscellaneous	10,213	13,360	13,342	11,175
Total expenses	$176,402	$372,611	$487,893	$261,940
Deduct -
Reduction of custodian fee	$3,568	$2,059	$6,449	$2,906
Total expense reductions	$3,568	$2,059	$6,449	$2,906
Net expenses	$172,834	$370,552	$481,444	$259,034
Net investment income	$636,451	$1,146,193	$1,352,067	$906,014
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$36,070	$228,244	$(76,438)	$155,075
Financial futures contracts	(394,109)	(420,035)	(545,321)	(376,487)
Net realized loss	$(358,039)	$(191,791)	$(621,759)	$(221,412)
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$351,212	$566,796	$828,301	$327,973
Financial futures contracts	101,157	37,742	99,418	36,125
Net change in unrealized appreciation (depreciation)	$452,369	$604,538	$927,719	$364,098
Net realized and unrealized gain	$94,330	$412,747	$305,960	$142,686
Net increase in net assets from operations	$730,781	$1,558,940	$1,658,027	$1,048,700

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended September 30, 2005

	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
Investment Income
Interest	$2,490,506	$433,338	$1,375,112
Total investment income	$2,490,506	$433,338	$1,375,112
Expenses
Investment adviser fee	$243,692	$41,660	$129,191
Trustees fees and expenses	4,742	90	2,834
Distribution and service fees
Class A	49,487	12,874	25,369
Class B	55,588	9,150	37,392
Class C	155,782	-	75,637
Legal and accounting services	18,117	11,416	14,691
Printing and postage	13,529	4,642	10,057
Custodian fee	40,368	13,807	23,625
Transfer and dividend disbursing agent	33,841	5,407	21,439
Registration fees	3,202	1,006	1,415
Miscellaneous	17,062	8,609	10,790
Total expenses	$635,410	$108,661	$352,440
Deduct -
Reduction of custodian fee	$1,580	$2,137	$2,800
Total expense reductions	$1,580	$2,137	$2,800
Net expenses	$633,830	$106,524	$349,640
Net investment income	$1,856,676	$326,814	$1,025,472
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$217,622	$3,641	$(35,088)
Financial futures contracts	(745,648)	(130,042)	(403,779)
Net realized loss	$(528,026)	$(126,401)	$(438,867)
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$685,808	$150,796	$607,243
Financial futures contracts	90,622	3,341	44,320
Net change in unrealized appreciation (depreciation)	$776,430	$154,137	$651,563
Net realized and unrealized gain	$248,404	$27,736	$212,696
Net increase in net assets from operations	$2,105,080	$354,550	$1,238,168

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2005

Increase (Decrease) in Net Assets	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
From operations -
Net investment income	$636,451	$1,146,193	$1,352,067	$906,014
Net realized loss from investment transactions and financial futures contracts	(358,039)	(191,791)	(621,759)	(221,412)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	452,369	604,538	927,719	364,098
Net increase in net assets from operations	$730,781	$1,558,940	$1,658,027	$1,048,700
Distributions to shareholders -
From net investment income
Class A	$(592,170)	$(793,512)	$(834,399)	$(774,145)
Class B	(49,969)	(112,261)	(138,551)	(120,280)
Class C	(413)	(239,873)	(377,229)	-
Total distributions to shareholders	$(642,552)	$(1,145,646)	$(1,350,179)	$(894,425)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$6,808,797	$1,539,642	$5,333,662	$1,968,907
Class B	91,852	87,498	294,255	290,730
Class C	32,286	862,094	1,907,711	-
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	332,528	318,249	479,485	547,510
Class B	22,318	62,341	88,602	63,790
Class C	146	68,139	236,212	-
Cost of shares redeemed
Class A	(5,465,092)	(7,579,416)	(9,279,917)	(3,844,673)
Class B	(451,479)	(790,694)	(692,650)	(651,334)
Class C	-	(3,460,706)	(4,959,880)	-
Net asset value of shares exchanged
Class A	255,812	502,255	634,331	383,070
Class B	(255,812)	(502,255)	(634,331)	(383,070)
Net increase (decrease) in net assets from Fund share transactions	$1,371,356	$(8,892,853)	$(6,592,520)	$(1,625,070)
Net increase (decrease) in net assets	$1,459,585	$(8,479,559)	$(6,284,672)	$(1,470,795)
Net Assets
At beginning of period	$35,401,135	$70,547,710	$86,840,875	$52,275,204
At end of period	$36,860,720	$62,068,151	$80,556,203	$50,804,409
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(8,277)	$(6,990)	$(1,735)	$5,872

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2005

Increase (Decrease) in Net Assets	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
From operations -
Net investment income	$1,856,676	$326,814	$1,025,472
Net realized loss from investment transactions and financial futures contracts	(528,026)	(126,401)	(438,867)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	776,430	154,137	651,563
Net increase in net assets from operations	$2,105,080	$354,550	$1,238,168
Distributions to shareholders -
From net investment income
Class A	$(1,205,374)	$(321,476)	$(652,860)
Class B	(178,399)	(30,549)	(128,797)
Class C	(499,599)	-	(259,465)
Total distributions to shareholders	$(1,883,372)	$(352,025)	$(1,041,122)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$6,313,862	$1,073,829	$3,544,126
Class B	834,982	13,161	155,785
Class C	1,736,521	-	2,100,015
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	848,682	201,819	325,135
Class B	103,037	13,540	67,340
Class C	281,396	-	117,734
Cost of shares redeemed
Class A	(3,399,726)	(706,077)	(2,605,946)
Class B	(609,669)	(247,538)	(964,521)
Class C	(7,152,112)	-	(2,124,948)
Net asset value of shares exchanged
Class A	1,278,625	19,920	528,935
Class B	(1,278,625)	(19,920)	(528,935)
Net increase (decrease) in net assets from Fund share transactions	$(1,043,027)	$348,734	$614,720
Net increase (decrease) in net assets	$(821,319)	$351,259	$811,766
Net Assets
At beginning of period	$112,197,002	$18,941,708	$59,237,492
At end of period	$111,375,683	$19,292,967	$60,049,258
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(96,601)	$9,081	$(27,596)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2005

Increase (Decrease) in Net Assets	California Limited Fund	Florida Limited Fund	Massachusetts Limited Fund	New Jersey Limited Fund
From operations -
Net investment income	$1,242,422	$2,467,172	$2,794,336	$1,843,744
Net realized loss from investment transactions and financial futures contracts	(483,332)	(528,473)	(836,936)	(394,246)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(476,395)	(1,465,859)	(1,731,173)	(1,065,428)
Net increase in net assets from operations	$282,695	$472,840	$226,227	$384,070
Distributions to shareholders -
From net investment income
Class A	$(1,081,026)	$(1,636,159)	$(1,655,950)	$(1,549,369)
Class B	(140,147)	(254,856)	(293,970)	(255,018)
Class C	-	(520,724)	(772,079)	-
Total distributions to shareholders	$(1,221,173)	$(2,411,739)	$(2,721,999)	$(1,804,387)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$9,116,022	$15,587,696	$7,737,121	$6,192,248
Class B	869,482	1,887,828	2,297,970	1,122,724
Class C	10,000	3,484,991	6,660,947	-
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	618,161	660,063	977,103	1,111,428
Class B	59,463	119,985	178,831	134,604
Class C	-	146,077	461,305	-
Cost of shares redeemed
Class A	(8,205,022)	(15,962,888)	(6,810,780)	(9,551,199)
Class B	(1,930,131)	(1,790,219)	(1,826,854)	(1,717,448)
Class C	-	(4,904,569)	(6,918,264)	-
Net asset value of shares exchanged
Class A	879,247	568,137	822,155	654,539
Class B	(879,247)	(568,137)	(822,155)	(654,539)
Net increase (decrease) in net assets from Fund share transactions	$537,975	$(771,036)	$2,757,379	$(2,707,643)
Net increase (decrease) in net assets	$(400,503)	$(2,709,935)	$261,607	$(4,127,960)
Net Assets
At beginning of year	$35,801,638	$73,257,645	$86,579,268	$56,403,164
At end of year	$35,401,135	$70,547,710	$86,840,875	$52,275,204
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(2,176)	$(7,537)	$(3,623)	$(5,717)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended March 31, 2005

Increase (Decrease) in Net Assets	New York Limited Fund	Ohio Limited Fund	Pennsylvania Limited Fund
From operations -
Net investment income	$3,957,209	$727,796	$2,165,758
Net realized loss from investment transactions and financial futures contracts	(603,532)	(190,188)	(660,278)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(2,970,057)	(461,728)	(1,048,426)
Net increase in net assets from operations	$383,620	$75,880	$457,054
Distributions to shareholders -
From net investment income
Class A	$(2,350,829)	$(635,174)	$(1,302,522)
Class B	(393,409)	(65,256)	(295,280)
Class C	(1,130,081)	-	(543,127)
Total distributions to shareholders	$(3,874,319)	$(700,430)	$(2,140,929)
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$12,395,821	$2,551,261	$2,893,354
Class B	1,254,824	155,720	1,357,119
Class C	6,265,088	-	2,982,295
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,598,070	376,732	681,829
Class B	226,310	29,705	159,192
Class C	611,393	-	239,536
Cost of shares redeemed
Class A	(18,456,676)	(6,049,639)	(5,179,173)
Class B	(2,439,848)	(524,644)	(1,635,297)
Class C	(11,493,978)	-	(7,422,457)
Net asset value of shares exchanged
Class A	1,505,549	56,850	943,724
Class B	(1,505,549)	(56,850)	(943,724)
Net decrease in net assets from Fund share transactions	$(10,038,996)	$(3,460,865)	$(5,923,602)
Net decrease in net assets	$(13,529,695)	$(4,085,415)	$(7,607,477)
Net Assets
At beginning of year	$125,726,697	$23,027,123	$66,844,969
At end of year	$112,197,002	$18,941,708	$59,237,492
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(69,905)	$34,292	$(11,946)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund - Class A
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$10.290		$10.560	$10.540	$10.100	$10.260	$9.700
Income (loss) from operations
Net investment income	$0.185		$0.377	$0.394	$0.414	$0.430	$0.440
Net realized and unrealized gain (loss)	0.032		(0.274)	0.016	0.436	(0.160)	0.559
Total income from operations	$0.217		$0.103	$0.410	$0.850	$0.270	$0.999
Less distributions
From net investment income	$(0.187)		$(0.373)	$(0.390)	$(0.410)	$(0.430)	$(0.439)
Total distributions	$(0.187)		$(0.373)	$(0.390)	$(0.410)	$(0.430)	$(0.439)
Net asset value - End of period	$10.320		$10.290	$10.560	$10.540	$10.100	$10.260
Total Return(3)	2.12%		0.99%	3.92%	8.56%	2.65%	10.54%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$33,561		$31,555	$29,957	$26,750	$20,747	$19,578
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.89	%(5)	0.90%	0.88%	0.96%	1.02%	1.03%
Expenses after custodian fee reduction(4)	0.87	%(5)	0.89%	0.88%	0.94%	1.00%	1.00%
Net investment income	3.55	%(5)	3.62%	3.73%	3.97%	4.19%	4.42%
Portfolio Turnover of the Portfolio(6)	-		13%	27%	7%	9%	8%
Portfolio Turnover of the Fund	16%		13%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.17% to 4.19%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund - Class B
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)		2005	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$10.260		$10.520	$10.500	$10.070	$10.260	$9.700
Income (loss) from operations
Net investment income	$0.146		$0.301	$0.313	$0.333	$0.353	$0.365
Net realized and unrealized gain (loss)	0.031		(0.268)	0.017	0.432	(0.185)	0.564
Total income from operations	$0.177		$0.033	$0.330	$0.765	$0.168	$0.929
Less distributions
From net investment income	$(0.147)		$(0.293)	$(0.310)	$(0.335)	$(0.358)	$(0.369)
Total distributions	$(0.147)		$(0.293)	$(0.310)	$(0.335)	$(0.358)	$(0.369)
Net asset value - End of period	$10.290		$10.260	$10.520	$10.500	$10.070	$10.260
Total Return(3)	1.73%		0.31%	3.16%	7.71%	1.64%	9.77%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,258		$3,837	$5,844	$5,107	$1,723	$1,890
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.64	%(5)	1.65%	1.63%	1.71%	1.77%	1.78%
Expenses after custodian fee reduction(4)	1.62	%(5)	1.64%	1.63%	1.69%	1.75%	1.75%
Net investment income	2.81	%(5)	2.90%	2.97%	3.19%	3.44%	3.68%
Portfolio Turnover of the Portfolio(6)	-		13%	27%	7%	9%	8%
Portfolio Turnover of the Fund	16%		13%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 3.42% to 3.44%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	California Limited Fund - Class C
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(2)		2005(1)(2)
Net asset value - Beginning of period	$9.950		$10.000
Income (loss) from operations
Net investment income	$0.140		$0.002
Net realized and unrealized gain (loss)	0.024		(0.052)
Total income (loss) from operations	$0.164		$(0.050)
Less distributions
From net investment income	$(0.144)		$-
Total distributions	$(0.144)		$-
Net asset value - End of period	$9.970		$9.950
Total Return(3)	1.60%		(0.01)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$42		$10
Ratios (As a percentage of average daily net assets):
Expenses	1.64	%(4)	0.00	%(4)(5)
Expenses after custodian fee reduction	1.62	%(4)	-
Net investment income	2.79	%(4)	0.00	%(4)(5)
Portfolio Turnover of the Fund	16%		13%

(1)  For the period from the commencement of offering of Class C shares, March 23, 2005 to March 31, 2005.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Represents less than 0.01%

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Limited Fund - Class A
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$10.230		$10.500	$10.480	$10.050	$10.130	$9.670
Income (loss) from operations
Net investment income	$0.191		$0.387	$0.396	$0.420	$0.449	$0.449
Net realized and unrealized gain (loss)	0.050		(0.277)	0.018	0.425	(0.077)	0.455
Total income from operations	$0.241		$0.110	$0.414	$0.845	$0.372	$0.904
Less distributions
From net investment income	$(0.191)		$(0.380)	$(0.394)	$(0.415)	$(0.452)	$(0.444)
Total distributions	$(0.191)		$(0.380)	$(0.394)	$(0.415)	$(0.452)	$(0.444)
Net asset value - End of period	$10.280		$10.230	$10.500	$10.480	$10.050	$10.130
Total Return(3)	2.37%		1.06%	3.99%	8.59%	3.71%	9.59%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$39,757		$44,720	$45,088	$47,033	$33,611	$31,754
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.84	%(5)	0.82%	0.82%	0.84%	0.94%	0.95%
Expenses after custodian fee reduction(4)	0.83	%(5)	0.81%	0.82%	0.81%	0.91%	0.93%
Net investment income	3.68	%(5)	3.74%	3.76%	4.07%	4.42%	4.57%
Portfolio Turnover of the Portfolio(6)	-		8%	13%	23%	15%	7%
Portfolio Turnover of the Fund	7%		16%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.41% to 4.42%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Limited Fund - Class B
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$10.230		$10.500	$10.480	$10.050	$10.130	$9.670
Income (loss) from operations
Net investment income	$0.152		$0.310	$0.316	$0.340	$0.377	$0.369
Net realized and unrealized gain (loss)	0.048		(0.280)	0.018	0.433	(0.077)	0.460
Total income from operations	$0.200		$0.030	$0.334	$0.773	$0.300	$0.829
Less distributions
From net investment income	$(0.150)		$(0.300)	$(0.314)	$(0.343)	$(0.380)	$(0.369)
Total distributions	$(0.150)		$(0.300)	$(0.314)	$(0.343)	$(0.380)	$(0.369)
Net asset value - End of period	$10.280		$10.230	$10.500	$10.480	$10.050	$10.130
Total Return(3)	1.97%		0.28%	3.22%	7.84%	2.98%	8.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,269		$8,361	$8,944	$8,217	$2,621	$4,905
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.59	%(5)	1.57%	1.57%	1.59%	1.69%	1.70%
Expenses after custodian fee reduction(4)	1.58	%(5)	1.56%	1.57%	1.56%	1.66%	1.68%
Net investment income	2.93	%(5)	3.00%	3.01%	3.28%	3.72%	3.81%
Portfolio Turnover of the Portfolio(6)	-		8%	13%	23%	15%	7%
Portfolio Turnover of the Fund	7%		16%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.71% to 3.72%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Limited Fund - Class C
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$9.650		$9.910		$9.890	$9.490	$9.570	$9.140
Income (loss) from operations
Net investment income	$0.143		$0.293		$0.298	$0.319	$0.348	$0.356
Net realized and unrealized gain (loss)	0.059		(0.268)		0.021	0.404	(0.068)	0.423
Total income from operations	$0.202		$0.025		$0.319	$0.723	$0.280	$0.779
Less distributions
From net investment income	$(0.142)		$(0.285)		$(0.299)	$(0.323)	$(0.360)	$(0.349)
Total distributions	$(0.142)		$(0.285)		$(0.299)	$(0.323)	$(0.360)	$(0.349)
Net asset value - End of period	$9.710		$9.650		$9.910	$9.890	$9.490	$9.570
Total Return(3)	2.11%		0.19	%(4)	3.24%	7.76%	2.93%	8.70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$15,043		$17,467		$19,226	$12,883	$4,322	$2,609
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.59	%(6)	1.57%		1.57%	1.59%	1.69%	1.69%
Expenses after custodian fee reduction(5)	1.58	%(6)	1.56%		1.57%	1.56%	1.66%	1.67%
Net investment income	2.94	%(6)	3.00%		3.00%	3.26%	3.63%	3.84%
Portfolio Turnover of the Portfolio(7)	-		8%		13%	23%	15%	7%
Portfolio Turnover of the Fund	7%		16%		-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.62% to 3.63%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Include's the Fund's share of its corresponding Portfolio's allocated expenses while the fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund - Class A
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$10.180		$10.460	$10.450	$9.980	$10.110	$9.680
Income (loss) from operations
Net investment income	$0.182		$0.370	$0.384	$0.413	$0.443	$0.462
Net realized and unrealized gain (loss)	0.030		(0.287)	0.013	0.483	(0.124)	0.413
Total income from operations	$0.212		$0.083	$0.397	$0.896	$0.319	$0.875
Less distributions
From net investment income	$(0.182)		$(0.363)	$(0.387)	$(0.426)	$(0.449)	$(0.445)
Total distributions	$(0.182)		$(0.363)	$(0.387)	$(0.426)	$(0.449)	$(0.445)
Net asset value - End of period	$10.210		$10.180	$10.460	$10.450	$9.980	$10.110
Total Return(3)	2.09%		0.79%	3.84%	9.17%	3.17%	9.26%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$46,245		$48,901	$47,567	$47,321	$33,848	$32,736
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.82	%(5)	0.82%	0.80%	0.85%	0.94%	0.95%
Expenses after custodian fee reduction(4)	0.81	%(5)	0.81%	0.80%	0.83%	0.91%	0.92%
Net investment income	3.53	%(5)	3.59%	3.66%	4.01%	4.37%	4.70%
Portfolio Turnover of the Portfolio(6)	-		13%	12%	22%	8%	8%
Portfolio Turnover of the Fund	3%		7%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund - Class B
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$10.170		$10.450	$10.430	$9.970	$10.110	$9.680
Income (loss) from operations
Net investment income	$0.143		$0.292	$0.304	$0.331	$0.364	$0.387
Net realized and unrealized gain (loss)	0.029		(0.289)	0.022	0.475	(0.135)	0.410
Total income from operations	$0.172		$0.003	$0.326	$0.806	$0.229	$0.797
Less distributions
From net investment income	$(0.142)		$(0.283)	$(0.306)	$(0.346)	$(0.369)	$(0.367)
Total distributions	$(0.142)		$(0.283)	$(0.306)	$(0.346)	$(0.369)	$(0.367)
Net asset value - End of period	$10.200		$10.170	$10.450	$10.430	$9.970	$10.110
Total Return(3)	1.69%		0.02%	3.16%	8.23%	2.27%	8.41%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,444		$10,350	$10,818	$9,127	$3,969	$2,218
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.57	%(5)	1.57%	1.55%	1.60%	1.69%	1.70%
Expenses after custodian fee reduction(4)	1.56	%(5)	1.56%	1.55%	1.58%	1.66%	1.67%
Net investment income	2.77	%(5)	2.83%	2.91%	3.22%	3.59%	3.93%
Portfolio Turnover of the Portfolio(6)	-		13%	12%	22%	8%	8%
Portfolio Turnover of the Fund	3%		7%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Massachusetts Limited Fund - Class C
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$9.740		$10.020		$10.010	$9.560	$9.680	$9.260
Income (loss) from operations
Net investment income	$0.137		$0.280		$0.289	$0.316	$0.348	$0.375
Net realized and unrealized gain (loss)	0.029		(0.287)		0.017	0.465	(0.114)	0.395
Total income (loss) from operations	$0.166		$(0.007)		$0.306	$0.781	$0.234	$0.770
Less distributions
From net investment income	$(0.136)		$(0.273)		$(0.296)	$(0.331)	$(0.354)	$(0.350)
Total distributions	$(0.136)		$(0.273)		$(0.296)	$(0.331)	$(0.354)	$(0.350)
Net asset value - End of period	$9.770		$9.740		$10.020	$10.010	$9.560	$9.680
Total Return(3)	1.71%		(0.14	)%(4)	3.09%	8.32%	2.40%	8.49%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$24,868		$27,589		$28,195	$15,231	$5,632	$2,573
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.57	%(6)	1.57%		1.55%	1.60%	1.69%	1.71%
Expenses after custodian fee reduction(5)	1.56	%(6)	1.56%		1.55%	1.58%	1.66%	1.68%
Net investment income	2.78	%(6)	2.83%		2.88%	3.20%	3.58%	3.99%
Portfolio Turnover of the Portfolio(7)	-		13%		12%	22%	8%	8%
Portfolio Turnover of the Fund	3%		7%		-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.57% to 3.58%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects a decrease of 0.05% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund - Class A
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value - Beginning of period	$10.100		$10.360	$10.300	$10.000	$10.180	$9.780
Income (loss) from operations
Net investment income	$0.183		$0.366	$0.379	$0.427	$0.453	$0.470
Net realized and unrealized gain (loss)	0.027		(0.266)	0.052	0.301	(0.169)	0.392
Total income from operations	$0.210		$0.100	$0.431	$0.728	$0.284	$0.862
Less distributions
From net investment income	$(0.180)		$(0.360)	$(0.371)	$(0.428)	$(0.464)	$(0.462)
Total distributions	$(0.180)		$(0.360)	$(0.371)	$(0.428)	$(0.464)	$(0.462)
Net asset value - End of period	$10.130		$10.100	$10.360	$10.300	$10.000	$10.180
Total Return(3)	2.10%		0.98%	4.22%	7.45%	2.82%	9.04%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$42,606		$43,424	$46,192	$39,572	$34,898	$30,889
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.88	%(5)	0.87%	0.84%	0.90%	0.96%	0.98%
Expenses after custodian fee reduction(4)	0.86	%(5)	0.86%	0.84%	0.89%	0.94%	0.96%
Net investment income	3.58	%(5)	3.59%	3.66%	4.17%	4.47%	4.73%
Portfolio Turnover of the Portfolio(6)	-		11%	11%	25%	17%	11%
Portfolio Turnover of the Fund	14%		14%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.46% to 4.47%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Limited Fund - Class B
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value - Beginning of period	$10.100		$10.350	$10.290	$9.990	$10.180	$9.780
Income (loss) from operations
Net investment income	$0.144		$0.290	$0.302	$0.343	$0.376	$0.411
Net realized and unrealized gain (loss)	0.018		(0.260)	0.051	0.306	(0.182)	0.373
Total income from operations	$0.162		$0.030	$0.353	$0.649	$0.194	$0.784
Less distributions
From net investment income	$(0.142)		$(0.280)	$(0.293)	$(0.349)	$(0.384)	$(0.384)
Total distributions	$(0.142)		$(0.280)	$(0.293)	$(0.349)	$(0.384)	$(0.384)
Net asset value - End of period	$10.120		$10.100	$10.350	$10.290	$9.990	$10.180
Total Return(3)	1.61%		0.30%	3.45%	6.63%	1.92%	8.19%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,198		$8,851	$10,211	$8,099	$3,152	$2,476
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.63	%(5)	1.62%	1.59%	1.65%	1.71%	1.73%
Expenses after custodian fee reduction(4)	1.61	%(5)	1.61%	1.59%	1.64%	1.69%	1.71%
Net investment income	2.83	%(5)	2.84%	2.91%	3.35%	3.70%	3.97%
Portfolio Turnover of the Portfolio(6)	-		11%	11%	25%	17%	11%
Portfolio Turnover of the Fund	14%		14%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.69% to 3.70%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund - Class A
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value - Beginning of period	$10.540		$10.850	$10.770	$10.360	$10.550	$10.030
Income (loss) from operations
Net investment income	$0.192		$0.394	$0.400	$0.430	$0.460	$0.470
Net realized and unrealized gain (loss)	0.023		(0.315)	0.081	0.415	(0.180)	0.519
Total income from operations	$0.215		$0.079	$0.481	$0.845	$0.280	$0.989
Less distributions
From net investment income	$(0.195)		$(0.389)	$(0.401)	$(0.435)	$(0.470)	$(0.469)
Total distributions	$(0.195)		$(0.389)	$(0.401)	$(0.435)	$(0.470)	$(0.469)
Net asset value - End of period	$10.560		$10.540	$10.850	$10.770	$10.360	$10.550
Total Return(3)	2.05%		0.73%	4.51%	8.32%	2.67%	10.11%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$67,975		$62,843	$67,711	$60,721	$44,811	$43,835
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.81	%(5)	0.80%	0.79%	0.83%	0.92%	0.94%
Expenses after custodian fee reduction(4)	0.81	%(5)	0.80%	0.79%	0.81%	0.89%	0.92%
Net investment income	3.59	%(5)	3.69%	3.69%	4.03%	4.37%	4.59%
Portfolio Turnover of the Portfolio(6)	-		7%	20%	18%	11%	10%
Portfolio Turnover of the Fund	7%		12%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.36% to 4.37%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund - Class B
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001
Net asset value - Beginning of period	$10.530		$10.840	$10.760	$10.340	$10.550	$10.030
Income (loss) from operations
Net investment income	$0.152		$0.314	$0.318	$0.346	$0.378	$0.397
Net realized and unrealized gain (loss)	0.032		(0.317)	0.081	0.428	(0.198)	0.512
Total income (loss) from operations	$0.184		$(0.003)	$0.399	$0.774	$0.180	$0.909
Less distributions
From net investment income	$(0.154)		$(0.307)	$(0.319)	$(0.354)	$(0.390)	$(0.389)
Total distributions	$(0.154)		$(0.307)	$(0.319)	$(0.354)	$(0.390)	$(0.389)
Net asset value - End of period	$10.560		$10.530	$10.840	$10.760	$10.340	$10.550
Total Return(3)	1.76%		(0.03)%	3.73%	7.61%	1.70%	9.26%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$11,598		$12,518	$15,389	$14,227	$4,822	$4,227
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.56	%(5)	1.55%	1.54%	1.58%	1.67%	1.69%
Expenses after custodian fee reduction(4)	1.56	%(5)	1.55%	1.54%	1.56%	1.64%	1.67%
Net investment income	2.85	%(5)	2.94%	2.93%	3.24%	3.59%	3.83%
Portfolio Turnover of the Portfolio(6)	-		7%	20%	18%	11%	10%
Portfolio Turnover of the Fund	7%		12%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.58% to 3.59%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New York Limited Fund - Class C
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001
Net asset value - Beginning of period	$10.020		$10.310		$10.230	$9.840	$10.010	$9.510
Income (loss) from operations
Net investment income	$0.145		$0.299		$0.301	$0.324	$0.356	$0.369
Net realized and unrealized gain (loss)	0.021		(0.299)		0.081	0.401	(0.163)	0.493
Total income from operations	$0.166		$-		$0.382	$0.725	$0.193	$0.862
Less distributions
From net investment income	$(0.146)		$(0.290)		$(0.302)	$(0.335)	$(0.363)	$(0.362)
Total distributions	$(0.146)		$(0.290)		$(0.302)	$(0.335)	$(0.363)	$(0.362)
Net asset value - End of period	$10.040		$10.020		$10.310	$10.230	$9.840	$10.010
Total Return(3)	1.66%		(0.07	)%(4)	3.76%	7.49%	1.92%	9.26%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$31,803		$36,837		$42,627	$27,781	$7,408	$2,547
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.56	%(6)	1.55%		1.54%	1.58%	1.67%	1.68%
Expenses after custodian fee reduction(5)	1.56	%(6)	1.55%		1.54%	1.56%	1.64%	1.66%
Net investment income	2.86	%(6)	2.94%		2.92%	3.19%	3.57%	3.83%
Portfolio Turnover of the Portfolio(7)	-		7%		20%	18%	11%	10%
Portfolio Turnover of the Fund	7%		12%		-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.56% to 3.57%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total returns reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund - Class A
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$9.740		$10.020	$10.010	$9.590	$9.760	$9.430
Income (loss) from operations
Net investment income	$0.171		$0.363	$0.361	$0.392	$0.394	$0.431
Net realized and unrealized gain (loss)	0.023		(0.293)	0.014	0.410	(0.142)	0.343
Total income from operations	$0.194		$0.070	$0.375	$0.802	$0.252	$0.774
Less distributions
From net investment income	$(0.184)		$(0.350)	$(0.365)	$(0.382)	$(0.422)	$(0.444)
Total distributions	$(0.184)		$(0.350)	$(0.365)	$(0.382)	$(0.422)	$(0.444)
Net asset value - End of period	$9.750		$9.740	$10.020	$10.010	$9.590	$9.760
Total Return(3)	2.00%		0.70%	3.80%	8.52%	2.62%	8.42%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$17,372		$16,783	$20,404	$18,313	$16,310	$15,046
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.05	%(5)	1.05%	0.99%	1.03%	1.14%	1.18%
Expenses after custodian fee reduction(4)	1.03	%(5)	1.04%	0.99%	1.02%	1.11%	1.14%
Net investment income	3.48	%(5)	3.68%	3.61%	3.96%	4.05%	4.53%
Portfolio Turnover of the Portfolio(6)	-		6%	28%	12%	19%	17%
Portfolio Turnover of the Fund	12%		7%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Ohio Limited Fund - Class B
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$9.730		$10.010	$10.000	$9.590	$9.760	$9.430
Income (loss) from operations
Net investment income	$0.135		$0.289	$0.286	$0.314	$0.321	$0.361
Net realized and unrealized gain (loss)	0.012		(0.294)	0.017	0.407	(0.139)	0.343
Total income (loss) from operations	$0.147		$(0.005)	$0.303	$0.721	$0.182	$0.704
Less distributions
From net investment income	$(0.147)		$(0.275)	$(0.293)	$(0.311)	$(0.352)	$(0.374)
Total distributions	$(0.147)		$(0.275)	$(0.293)	$(0.311)	$(0.352)	$(0.374)
Net asset value - End of period	$9.730		$9.730	$10.010	$10.000	$9.590	$9.760
Total Return(3)	1.51%		(0.05)%	3.06%	7.64%	1.89%	7.63%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,921		$2,159	$2,623	$2,768	$1,390	$1,519
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.80	%(5)	1.80%	1.74%	1.78%	1.89%	1.93%
Expenses after custodian fee reduction(4)	1.78	%(5)	1.79%	1.74%	1.77%	1.86%	1.89%
Net investment income	2.75	%(5)	2.94%	2.86%	3.17%	3.30%	3.79%
Portfolio Turnover of the Portfolio(6)	-		6%	28%	12%	19%	17%
Portfolio Turnover of the Fund	12%		7%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund - Class A
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$10.280		$10.550	$10.470	$10.130	$10.270	$9.870
Income (loss) from operations
Net investment income	$0.197		$0.402	$0.406	$0.440	$0.453	$0.472
Net realized and unrealized gain (loss)	0.044		(0.272)	0.084	0.349	(0.130)	0.388
Total income from operations	$0.241		$0.130	$0.490	$0.789	$0.323	$0.860
Less distributions
From net investment income	$(0.201)		$(0.400)	$(0.410)	$(0.449)	$(0.463)	$(0.460)
Total distributions	$(0.201)		$(0.400)	$(0.410)	$(0.449)	$(0.463)	$(0.460)
Net asset value - End of period	$10.320		$10.280	$10.550	$10.470	$10.130	$10.270
Total Return(3)	2.36%		1.25%	4.72%	7.97%	3.18%	8.94%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$35,506		$33,611	$35,175	$33,580	$29,845	$28,840
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.88	%(5)	0.88%	0.85%	0.89%	0.97%	0.99%
Expenses after custodian fee reduction(4)	0.87	%(5)	0.87%	0.85%	0.87%	0.92%	0.96%
Net investment income	3.80	%(5)	3.86%	3.85%	4.24%	4.41%	4.72%
Portfolio Turnover of the Portfolio(6)	-		0%	8%	3%	20%	6%
Portfolio Turnover of the Fund	11%		6%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.40% to 4.41%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund - Class B
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$10.280		$10.550	$10.460	$10.120	$10.270	$9.870
Income (loss) from operations
Net investment income	$0.159		$0.323	$0.327	$0.355	$0.372	$0.397
Net realized and unrealized gain (loss)	0.041		(0.273)	0.093	0.354	(0.138)	0.384
Total income from operations	$0.200		$0.050	$0.420	$0.709	$0.234	$0.781
Less distributions
From net investment income	$(0.160)		$(0.320)	$(0.330)	$(0.369)	$(0.384)	$(0.381)
Total distributions	$(0.160)		$(0.320)	$(0.330)	$(0.369)	$(0.384)	$(0.381)
Net asset value - End of period	$10.320		$10.280	$10.550	$10.460	$10.120	$10.270
Total Return(3)	1.96%		0.48%	4.04%	7.14%	2.28%	8.08%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,723		$8,957	$10,273	$9,313	$2,643	$2,286
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.63	%(5)	1.63%	1.60%	1.64%	1.72%	1.74%
Expenses after custodian fee reduction(4)	1.62	%(5)	1.62%	1.60%	1.62%	1.67%	1.71%
Net investment income	3.05	%(5)	3.11%	3.10%	3.42%	3.63%	3.96%
Portfolio Turnover of the Portfolio(6)	-		0%	8%	3%	20%	6%
Portfolio Turnover of the Fund	11%		6%	-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.62% to 3.63%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Annualized.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Limited Fund - Class C
	Six Months Ended September 30, 2005		Year Ended March 31,
	(Unaudited)(1)		2005(1)		2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value - Beginning of period	$9.750		$10.000		$9.910	$9.590	$9.720	$9.340
Income (loss) from operations
Net investment income	$0.150		$0.307		$0.308	$0.339	$0.354	$0.376
Net realized and unrealized gain (loss)	0.032		(0.257)		0.091	0.330	(0.121)	0.363
Total income from operations	$0.182		$0.050		$0.399	$0.669	$0.233	$0.739
Less distributions
From net investment income	$(0.152)		$(0.300)		$(0.309)	$(0.349)	$(0.363)	$(0.359)
Total distributions	$(0.152)		$(0.300)		$(0.309)	$(0.349)	$(0.363)	$(0.359)
Net asset value - End of period	$9.780		$9.750		$10.000	$9.910	$9.590	$9.720
Total Return(3)	1.87%		0.44	%(4)	4.06%	7.11%	2.40%	8.08%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$16,820		$16,670		$21,398	$15,188	$7,262	$4,413
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.63	%(6)	1.63%		1.60%	1.64%	1.72%	1.73%
Expenses after custodian fee reduction(5)	1.62	%(6)	1.62%		1.60%	1.62%	1.67%	1.70%
Net investment income	3.05	%(6)	3.12%		3.08%	3.44%	3.64%	3.96%
Portfolio Turnover of the Portfolio(7)	-		0%		8%	3%	20%	6%
Portfolio Turnover of the Fund	11%		6%		-	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 3.63% to 3.64%. Per-share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects a decrease of 0.6% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of eight Funds, each non-diversified, seven of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Florida Limited Maturity Municipals Fund (Florida Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund), collectively the "Funds" or individually the "Fund." The Funds seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Funds may offer three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

On October 8, 2004, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund, and Pennsylvania Limited Fund received its pro rata share of cash and securities from the California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), respectively, in a complete liquidation of its interest in its corresponding Portfolio. Subsequent to October 8, 2004, each Fund invests directly in securities rather than through its corresponding Portfolio and maintains the same investment objectives.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options of future contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

C  Federal Taxes - Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2005, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future taxable net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. A portion of such capital loss carryovers were acquired through a Fund Reorganization and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
California Limited Fund	$83,841	March 31, 2009

	123,502	March 31, 2011

	13,351	March 31, 2012

	384,970	March 31, 2013

Florida Limited Fund	355,608	March 31, 2006

	80,496	March 31, 2009

	200,399	March 31, 2011

	995,128	March 31, 2013

Massachusetts Limited Fund	197,971	March 31, 2006

	136,941	March 31, 2009

	35,096	March 31, 2010

	506,705	March 31, 2011

	393,962	March 31, 2012

	1,336,686	March 31, 2013

New Jersey Limited Fund	213,255	March 31, 2006

	374,246	March 31, 2011

	298,472	March 31, 2012

	728,451	March 31, 2013

New York Limited Fund	411,305	March 31, 2011

	483,774	March 31, 2012

	1,522,094	March 31, 2013

Ohio Limited Fund	36,233	March 31, 2009

	69,085	March 31, 2010

	366,442	March 31, 2011

	60,692	March 31, 2012

	358,602	March 31, 2013

Pennsylvania Limited Fund	245,499	March 31, 2009

	59,482	March 31, 2010

	400,339	March 31, 2011

	154,413	March 31, 2012

	954,523	March 31, 2013

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D  Financial Futures Contracts - Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.
E  Legal Fees - Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Options on Financial Futures Contracts - Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

G  When-issued and Delayed Delivery Transactions - The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

H  Interest Rate Swaps - A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Funds make semi-annual payments at a fixed interest rate. In exchange,

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

I  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds maintain with IBT. All credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statements of Operations.

K  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

M Other - Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

N  Interim Financial Statements - The interim financial statements relating to September 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2006, and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	California Limited Fund
Class A	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	656,285	873,266
Issued to shareholders electing to receive payments of distributions in Fund shares	32,048	59,380
Redemptions	(527,132)	(787,924)
Exchange from Class B shares	24,671	84,485
Net increase	185,872	229,207

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	California Limited Fund
Class B	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	8,895	83,638
Issued to shareholders electing to receive payments of distributions in Fund shares	2,158	5,736
Redemptions	(43,645)	(185,989)
Exchange to Class A shares	(24,741)	(84,778)
Net decrease	(57,333)	(181,393)
	California Limited Fund
Class C	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005(1)
Sales	3,214	1,000
Issued to shareholders electing to receive payments of distributions in Fund shares	15	-
Net increase	3,229	1,000
	Florida Limited Fund
Class A	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	149,308	1,501,353
Issued to shareholders electing to receive payments of distributions in Fund shares	30,833	63,761
Redemptions	(734,868)	(1,539,509)
Exchange from Class B shares	48,574	55,116
Net increase (decrease)	(506,153)	80,721
	Florida Limited Fund
Class B	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	8,475	182,427
Issued to shareholders electing to receive payments of distributions in Fund shares	6,040	11,591
Redemptions	(76,673)	(173,029)
Exchange to Class A shares	(48,563)	(55,127)
Net decrease	(110,721)	(34,138)

	Florida Limited Fund
Class C	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	88,398	357,357
Issued to shareholders electing to receive payments of distributions in Fund shares	6,995	14,945
Redemptions	(355,016)	(502,171)
Net decrease	(259,623)	(129,869)
	Massachusetts Limited Fund
Class A	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	518,881	746,351
Issued to shareholders electing to receive payments of distributions in Fund shares	46,669	94,679
Redemptions	(901,924)	(661,339)
Exchange from Class B shares	61,811	80,078
Net increase (decrease)	(274,563)	259,769
	Massachusetts Limited Fund
Class B	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	28,587	222,750
Issued to shareholders electing to receive payments of distributions in Fund shares	8,630	17,350
Redemptions	(67,425)	(176,830)
Exchange to Class A shares	(61,851)	(80,170)
Net decrease	(92,059)	(16,900)
	Massachusetts Limited Fund
Class C	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	194,091	672,244
Issued to shareholders electing to receive payments of distributions in Fund shares	24,013	46,638
Redemptions	(505,385)	(701,485)
Net increase (decrease)	(287,281)	17,397

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	New Jersey Limited Fund
Class A	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	193,571	604,405
Issued to shareholders electing to receive payments of distributions in Fund shares	53,818	108,936
Redemptions	(377,619)	(937,971)
Exchange from Class B shares	37,697	63,956
Net decrease	(92,533)	(160,674)
	New Jersey Limited Fund
Class B	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005(1)
Sales	28,591	110,215
Issued to shareholders electing to receive payments of distributions in Fund shares	6,272	13,202
Redemptions	(64,043)	(169,384)
Exchange to Class A shares	(37,706)	(63,958)
Net decrease	(66,886)	(109,925)
	New York Limited Fund
Class A	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	593,649	1,158,541
Issued to shareholders electing to receive payments of distributions in Fund shares	79,830	149,621
Redemptions	(320,044)	(1,728,153)
Exchange from Class B shares	120,352	141,018
Net increase (decrease)	473,787	(278,973)
	New York Limited Fund
Class B	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	78,504	117,562
Issued to shareholders electing to receive payments of distributions in Fund shares	9,699	21,214
Redemptions	(57,446)	(228,944)
Exchange to Class A shares	(120,431)	(141,133)
Net decrease	(89,674)	(231,301)

	New York Limited Fund
Class C	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	171,777	616,332
Issued to shareholders electing to receive payments of distributions in Fund shares	27,842	60,168
Redemptions	(708,761)	(1,134,879)
Net decrease	(509,142)	(458,379)
	Ohio Limited Fund
Class A	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	109,294	258,944
Issued to shareholders electing to receive payments of distributions in Fund shares	20,568	38,212
Redemptions	(72,007)	(616,382)
Exchange from Class B shares	2,030	5,781
Net increase (decrease)	59,885	(313,445)
	Ohio Limited Fund
Class B	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	1,344	15,804
Issued to shareholders electing to receive payments of distributions in Fund shares	1,383	3,019
Redemptions	(25,183)	(53,279)
Exchange to Class A shares	(2,033)	(5,779)
Net decrease	(24,489)	(40,235)
	Pennsylvania Limited Fund
Class A	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	341,692	276,953
Issued to shareholders electing to receive payments of distributions in Fund shares	31,379	65,579
Redemptions	(251,326)	(498,134)
Exchange from Class B shares	51,001	90,804
Net increase (decrease)	172,746	(64,798)

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Pennsylvania Limited Fund
Class B	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	15,019	130,395
Issued to shareholders electing to receive payments of distributions in Fund shares	6,498	15,311
Redemptions	(93,080)	(157,563)
Exchange to Class A shares	(50,993)	(90,801)
Net decrease	(122,556)	(102,658)
	Pennsylvania Limited Fund
Class C	Six Months Ended September 30, 2005 (Unaudited)	Year Ended March 31, 2005
Sales	213,629	301,675
Issued to shareholders electing to receive payments of distributions in Fund shares	11,985	24,292
Redemptions	(216,215)	(756,161)
Net increase (decrease)	9,399	(430,194)

(1)  Class C shares of the California Limited Fund commenced operations on March 23, 2005.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2005, advisory fees incurred by the Funds were as follows:

Fund	Amount	Effective Rate*
California Limited	$78,841	0.43%
Florida Limited	145,719	0.43%
Massachusetts Limited	181,337	0.43%
New Jersey Limited	113,033	0.43%
New York Limited	243,692	0.43%
Ohio Limited	41,660	0.43%
Pennsylvania Limited	129,191	0.44%

*  As a percentage of average daily net assets (annualized).

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended September 30, 2005, EVM earned approximately $350, $800, $1,400, $900, $2,000, $300 and $1,200 in sub-transfer agent fees from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received approximately $800, $1,100, $1,900, $1,900, $2,200, $1,700 and $1,600 as its portion of the sales charge on sales of Class A shares from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the six months ended September 30, 2005.

Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2005, no significant amounts have been deferred.

Certain of the officers and Trustees of the Funds are officers of the above organizations.

5  Distribution and Service Plans

Each Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B and Class C, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3-1/2% for Ohio Limited Fund) of the aggregate amount received by the Fund for Class B shares sold and 6.25% of Class C sales of the amount received by the Fund for each share sold and, (ii) interest calculated by applying

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B and Class C shares and, accordingly, reduces each Fund's Class B and Class C net assets. For the six months ended September 30, 2005, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund, and Pennsylvania Limited Fund paid or accrued $13,246, $28,964, $37,766, $32,534, $46,323, $7,625, and $31,160, respectively, for Class B shares, and California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued $108, $61,600, $102,253, $129,818, and $63,031, respectively, for Class C shares, to or payable to EVD representing 0.75% (annualized) of each Fund's Class B and Class C average daily net assets. At September 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $441,000, $853,000, $536,000, $531,000, $764,000, $694,000 and $373,000, respectively for Class B shares, and for Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund the amount of Uncovered Distribution Charges of EVD were approximately $7,626,000, $3,854,000, $4,673,000 and $4,611,000, respectively for Class C shares.

The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees approved service fee payments equal to 0.15% per annum of each Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended September 30, 2005, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $24,770, $32,291, $35,431, $32,820, $49,487, $12,874, and $25,369, respectively, for Class A shares, and $2,650, $5,793, $7,553, $6,507, $9,265, $1,525, and $6,232, respectively, for Class B shares. For the six months ended September 30, 2005, California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $22, $12,320, $20,451, $25,964 and $12,606, respectively, for Class C shares.

Certain officers and Trustees of the Fund are officers or directors of EVD.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares within one year of purchase. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within 18 months of Purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase declining half a percentage point the second and third year and one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended September 30, 2005, EVD received approximately $469, $7,000, $5,000, $3,000, $356, and $2,000, respectively, for Class A shares, of CDSC paid by shareholders of the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, and Pennsylvania Limited Fund. EVD received approximately $5,000, $7,000, $9,000, $7,000, $6,000, $4,000 and $13,000, respectively, for Class B shares, of CDSC paid by shareholders of California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, and CDSC paid by shareholders of the Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Limited Fund were approximately $3,000, $9,000, $3,000 and $3,000, respectively, for Class C shares.

7  Investments

Purchases and sales of investments by the Funds, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 2005, were as follows:

California Limited Fund
Purchases	$6,118,676
Sales	5,686,059
Florida Limited Fund
Purchases	$4,737,834
Sales	13,603,732
Massachusetts Limited Fund
Purchases	$2,904,407
Sales	9,634,907
New Jersey Limited Fund
Purchases	$6,971,720
Sales	7,864,994
New York Limited Fund
Purchases	$7,317,502
Sales	9,296,814
Ohio Limited Fund
Purchases	$2,474,088
Sales	2,264,019
Pennsylvania Limited Fund
Purchases	$6,152,408
Sales	6,544,726

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at September 30, 2005, as computed on a federal income tax basis, are as follows:

California Limited Fund
Aggregate cost	$34,737,628
Gross unrealized appreciation	$1,519,671
Gross unrealized depreciation	(62,587)
Net unrealized appreciation	$1,457,084
Florida Limited Fund
Aggregate cost	$59,536,156
Gross unrealized appreciation	$2,585,147
Gross unrealized depreciation	(90,238)
Net unrealized appreciation	$2,494,909
Massachusetts Limited Fund
Aggregate cost	$77,226,915
Gross unrealized appreciation	$3,286,330
Gross unrealized depreciation	(46,220)
Net unrealized appreciation	$3,240,110
New Jersey Limited Fund
Aggregate cost	$48,333,204
Gross unrealized appreciation	$2,585,077
Gross unrealized depreciation	(190,472)
Net unrealized appreciation	$2,394,605
New York Limited Fund
Aggregate cost	$107,152,151
Gross unrealized appreciation	$4,440,402
Gross unrealized depreciation	(435,642)
Net unrealized appreciation	$4,004,760
Ohio Limited Fund
Aggregate cost	$17,977,743
Gross unrealized appreciation	$1,071,339
Gross unrealized depreciation	-
Net unrealized appreciation	$1,071,339

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Pennsylvania Limited Fund
Aggregate cost	$56,104,868
Gross unrealized appreciation	$2,964,321
Gross unrealized depreciation	(247,807)
Net unrealized appreciation	$2,716,514

9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2005 the Massachusetts Limited Fund had a balance outstanding pursuant to this line of credit of $300,000. The Funds did not have any significant borrowings or allocated fees during the six months ended September 30, 2005.

10  Overdraft Advances

Pursuant to the custodian agreement between the Funds and Investors Bank & Trust (the Bank), the Bank may in its discretion advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to the Bank. At September 30, 2005, the Massachusetts Limited Fund had payments due to the Bank pursuant to the foregoing arrangement of $85,037.

11  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2005, is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
California Limited	12/05	83 U.S. Treasury Bond	Short	$(9,739,179)	$(9,495,719)	$243,460
Florida Limited	12/05	91 U.S. Treasury Bond	Short	$(10,646,613)	$(10,410,969)	$235,644
	12/05	54 U.S. Treasury Note	Short	(5,964,240)	(5,935,782)	28,458
Massachusetts Limited	12/05	68 U.S. Treasury Bond	Short	$(7,957,836)	$(7,779,625)	$178,211
	12/05	41 U.S. Treasury Note	Short	(4,528,404)	(4,506,797)	21,607
New Jersey Limited	12/05	82 U.S. Treasury Bond	Short	$(9,593,652)	$(9,381,313)	$212,339
	12/05	45 U.S. Treasury Note	Short	(4,970,200)	(4,946,485)	23,715
New York Limited	12/05	86 U.S. Treasury Bond	Short	$(10,064,322)	$(9,838,938)	$225,384
	12/05	94 U.S. Treasury Note	Short	(10,382,195)	(10,332,657)	49,538
Ohio Limited	12/05	10 U.S. Treasury Bond	Short	$(1,170,269)	$(1,144,062)	$26,207
	12/05	13 U.S. Treasury Note	Short	(1,435,835)	(1,428,984)	6,851
Pennsylvania Limited	12/05	89 U.S. Treasury Bond	Short	$(10,412,621)	$(10,182,156)	$230,465
	12/05	40 U.S. Treasury Note	Short	(4,417,955)	(4,396,875)	21,080

At September 30, 2005, the Funds had sufficient cash and/or securities to cover margin requirements on open future contracts.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

12  Shareholder Meeting

The Funds held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

Fund	Benjamin C. Esty	James B. Hawkes	Samuel L. Hayes	William H. Park	Ronald A. Pearlman	Norton H. Reamer	Lynn A. Stout	Ralph F. Verni
California Fund
Affirmative	3,209,779	3,209,779	3,209,779	3,209,779	3,209,779	3,209,779	3,209,779	3,209,779
Withhold	20,532	20,532	20,532	20,532	20,532	20,532	20,532	20,532
Florida Fund
Affirmative	6,249,381	6,254,987	6,254,987	6,250,619	6,252,011	6,253,521	6,251,478	6,250,865
Withhold	426,003	420,397	420,397	424,765	423,373	421,863	423,906	424,519
Massachusetts Fund
Affirmative	7,708,103	7,727,577	7,705,446	7,727,577	7,720,433	7,724,512	7,731,488	7,707,033
Withhold	58,582	39,108	61,238	39,108	46,252	42,173	35,197	59,652
New Jersey Fund
Affirmative	4,507,309	4,496,440	4,496,012	4,502,828	4,494,784	4,496,012	4,500,680	4,507,309
Withhold	71,943	82,812	83,239	76,424	84,467	83,239	78,571	71,943
New York Fund
Affirmative	9,712,312	9,709,694	9,702,825	9,709,152	9,702,095	9,702,825	9,712,312	9,712,312
Withhold	175,673	178,291	185,160	178,833	185,890	185,160	175,673	175,673
Ohio Fund
Affirmative	1,768,414	1,768,414	1,768,414	1,768,414	1,768,414	1,768,414	1,768,414	1,768,414
Withhold	24,327	24,327	24,327	24,327	24,327	24,327	24,327	24,327
Pennsylvania Fund
Affirmative	5,449,917	5,439,452	5,445,189	5,450,433	5,445,708	5,445,189	5,444,177	5,449,917
Withhold	53,269	63,734	57,997	52,753	57,478	57,997	59,009	53,269

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The investment advisory agreements between each of Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (collectively the "Funds" or individually the "Fund"), and the investment adviser, Boston Management and Research, each provide that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreements between each of Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•An independent report comparing the advisory fees of each Fund with those of comparable funds;

•An independent report comparing the expense ratio of each Fund to those of comparable funds;

•Information regarding Fund investment performance in comparison to a relevant universe of funds and appropriate indices;

•The economic outlook and the general investment outlook in relevant investment markets;

•Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•The procedures and processes used to determine the fair value of Fund assets and action taken to monitor and test the effectiveness of such procedures and processes;

•Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by each Fund for the services described therein.

The Special Committee also considered the investment adviser's municipal bond portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreements. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to the Funds. The Special Committee noted that the investment adviser's municipal bond team affords the investment adviser extensive in-house research capabilities in addition to the other resources available to the investment adviser. The Special Committee also took into account the time and attention to be devoted by senior

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

management to the Funds and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Funds and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Funds.

In its review of comparative information with respect to each Fund's investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by each Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of each Fund, the Special Committee concluded that each Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for each Fund and for all Eaton Vance Funds as a group. The Special Committee also reviewed the level of profits of Eaton Vance and its affiliates in providing administration services for each Fund and for all Eaton Vance Funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to each Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Funds, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Funds.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreements, including the fee structures (described herein), is in the interests of shareholders.

Eaton Vance Limited Maturity Municipals Funds

INVESTMENT MANAGEMENT

Limited Maturity Municipals Funds

Officers
Cynthia J. Clemson
President and Portfolio Manager
of California Limited Maturity
Municipals Fund
William H. Ahern, Jr.
Vice President and Portfolio
Manager of Massachusetts, New York and Ohio Limited Maturity Municipals Funds
Craig R. Brandon
Vice President and Portfolio
Manager of Florida, New Jersey and Pennsylvania Limited Maturity Municipals Funds
James B Hawkes
Vice President and Trustee
Robert B. MacIntosh
Vice President
Thomas M. Metzold
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

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Investment Adviser of the Eaton Vance Limited Maturity Municipals Funds
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Limited Maturity Municipals Funds
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Investment Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

442-11/05  7LTFSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.    Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 16, 2005

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	November 16, 2005